ALLIANCE
                               -----------------
                                  INSTITUTIONAL
                               -----------------
                                    RESERVES
                               -----------------

                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 2000

                                   (UNAUDITED)

STATEMENT OF NET ASSETS
October 31, 2000 (unaudited)   Alliance Institutional Reserves - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                       Yield                  Value
--------------------------------------------------------------------------------
            COMMERCIAL PAPER - 64.7%
            Abbey National NA
$  35,000   3/15/01.....................   6.44%          $   34,161,532
            Aluminum Co. of America
   30,000   11/20/00....................   6.48               29,897,400
            American General Finance
   50,000   12/06/00....................   6.49               49,684,514
            AT&T Corp.
   50,000   11/27/00....................   6.48               49,766,000
            BAA PLC
   18,904   11/07/00....................   6.50               18,883,521
            Banco Santander P.R.
   31,300   11/13/00....................   6.53               31,231,870
            Bank of America Corp.
   43,000   11/06/00....................   6.61               42,960,524
            Bank of Scotland
            Treasury Services PLC
   45,000   11/21/00....................   6.48               44,838,000
            Banque Caisse
            d'Epargne L'etat
   58,000   12/27/00....................   6.50               57,413,556
            BASF AG
   17,243   3/22/01.....................   6.47               16,806,048
            BellSouth Capital Funding
   30,000   12/01/00....................   6.47               29,838,250
            BMW US Capital Corp.
   43,000   11/06/00....................   6.50               42,961,181
            CBA (Finance) Delaware, Inc.
   50,000   11/27/00....................   6.50               49,765,278
            Centric Capital Corp.
   30,000   12/15/00 (a)................   6.49               29,762,033
   30,000   11/22/00 (a)................   6.50               29,886,250
            CIT Group Holdings, Inc.
   15,000   11/30/00....................   6.49               14,921,579
   50,000   11/27/00....................   6.50               49,765,458
            Clipper Receivables Corp.
   50,000   11/07/00 (a)................   6.53               49,945,583
            Concord Minute-A
   20,000   11/10/00 (a)................   6.52               19,967,400
   35,204   11/17/00 (a)................   6.52               35,101,987
            Corporate Asset
            Funding Corp.
   45,000   11/09/00 (a)................   6.51               44,934,900
            CXC, Inc.
   50,000   11/22/00 (a)................   6.50               49,810,417
   40,000   11/28/00 (a)................   6.51               39,804,700
            DaimlerChrysler Corp.
   65,000   11/15/00....................   6.49               64,835,947
            Den Danske Bank
   15,000   6.49%, 11/29/00.............   5.08               14,924,283
   50,000   6.50%, 12/01/00.............   5.08               49,729,167
            Dexia CLF Finance Co.
   20,000   12/26/00....................   6.47               19,802,306
   23,000   11/13/00....................   6.48               22,950,320
            Exxon Project
            Investment Corp.
  100,000   11/14/00....................   6.49%              99,765,639
            Ford Motor Credit Corp.
   55,000   11/02/00....................   6.49               54,990,085
            Fortis Funding
    8,000   4/12/01.....................   6.41                7,769,240
   50,000   11/28/00....................   6.47               49,757,375
            Four Winds Funding Corp.
   50,000   12/19/00 (a)................   6.50               49,566,667
            Galaxy Funding, Inc.
   66,000   12/15/00 (a)................   6.52               65,474,053
            GE Financial
            Assurance Holdings
   50,000   12/11/00 (a)................   6.50               49,638,889
            General Motors
            Acceptance Corp.
   64,000   12/01/00....................   6.48               63,654,400
            Golden Funding Corp.
   22,712   11/07/00 (a)................   6.54               22,687,244
            Goldman Sachs Group L.P.
   20,000   11/15/00 (a)................   6.50               19,949,444
            Grand Funding Corp.
   20,000   11/03/00 (a)................   6.50               19,992,778
   23,000   12/06/00 (a)................   6.50               22,854,653
            Greenwich Funding Corp.
   25,000   11/15/00 (a)................   6.50               24,936,805
   70,000   11/01/00 (a)................   6.52               70,000,000
            Halifax PLC
   20,500   3/14/01.....................   6.44               20,012,638
   30,000   3/15/01.....................   6.44               29,281,425
            Home Depot Real
            Estate Funding
   25,000   11/06/00....................   6.77               24,976,493
            Household Finance Corp.
   65,000   11/10/00....................   6.49               64,894,537
            ING Insurance Holdings, Inc.
   15,000   12/11/00....................   6.50               14,891,667
            International
            Securitization Corp.
    3,208   12/11/00 (a)................   6.71                3,184,083
   20,088   12/20/00 (a)................   6.71               19,904,535
            Jupiter Securitization Corp.
   20,237   11/10/00....................   6.52               20,204,014
            Lexington Parker
            Capital Corp.
   20,288   12/01/00 (a)................   6.50               20,178,107
            Merck & Co., Inc.
   50,000   11/27/00....................   6.47               49,766,361
            National City Corp.
   60,000   11/27/00....................   6.49               59,718,767

STATEMENT OF NET ASSETS
(continued)                    Alliance Institutional Reserves - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                      Yield                Value
--------------------------------------------------------------------------------
            Old Line Funding Corp.
$  40,000   11/09/00 (a)................   6.50%          $   39,942,222
   32,000   11/20/00 (a)................   6.50               31,890,222
            Peoples Energy Corp.
   27,840   11/20/00....................   6.50               27,744,493
            Peoples Gas Light & Coke Co.
   31,916   11/21/00....................   6.50               31,800,748
            Prudential Funding Corp.
   50,000   11/24/00....................   6.48               49,793,000
            Receivables Capital Corp.
   30,000   11/09/00 (a)................   6.52               29,956,533
            Sara Lee Corp.
   60,000   11/02/00....................   6.58               59,989,033
            SBC Communications, Inc.
   34,650   11/20/00....................   6.49               34,531,314
            Sheffield Receivables Corp.
   10,300   11/27/00 (a)................   6.51               10,251,573
   39,500   11/01/00 (a)................   6.52               39,500,000
            Sigma Finance, Inc. FRN
   50,000   1/23/01 (a).................   6.67               49,998,009
            Tasmanian Public
            Finance Corp.
   25,000   11/30/00....................   6.50               24,869,097
            Thames Asset Global
            Securitization
   60,000   12/15/00 (a)................   6.50               59,523,333
            Triple-A-One Funding Corp.
   35,270   11/07/00 (a)................   6.52               35,231,673
            UBS Finance, Inc.
  200,000   11/01/00....................   6.65              200,000,000
            Unilever Capital Corp.
   65,000   11/01/00 (a)................   6.51               65,000,000
            Vattenfall Treasury
   50,000   11/30/00....................   6.51               49,737,792
            Verizon Network Funding
   29,000   11/15/00....................   6.50               28,926,695
   30,000   12/14/00....................   6.50               29,767,083
            Wal-Mart Stores, Inc.
    7,000   11/27/00....................   6.48                6,967,240
   51,675   11/28/00....................   6.48               51,423,859
            Wells Fargo Corp.
   50,000   11/24/00....................   6.48               49,793,000
            Westpac Capital Corp.
   15,000   11/01/00....................   6.64               15,000,000
                                                          --------------
            Total Commercial Paper
            (amortized cost
            $3,004,036,822).............                   3,004,036,822
                                                          --------------
            CERTIFICATES OF
            DEPOSIT - 16.5%
            Banco Bilbao Vizcaya
   55,000   6.56%, 11/28/00.............   6.56%              55,000,000
            Bank of Austria
   50,000   6.65%, 11/03/00.............   6.65               50,000,059
            Bank of Tokyo
            Mitsubishi LTD
   60,000   6.56%, 11/20/00.............   6.56               60,000,000
            Canadian Imperial Bank
   25,000   6.53%, 11/27/00.............   6.53               25,000,000
   35,000   6.73%, 11/22/00.............   6.54               35,001,328
            Credit Agricole Indosuez
   10,000   6.54%, 12/07/00.............   6.54                9,999,929
   56,000   7.21%, 3/08/01..............   7.20               56,001,869
            Deutsche Bank FRN
   49,000   6.52%, 3/13/01..............   6.56               48,993,025
            Dresdner Bank AG
   83,000   6.46%, 12/11/00.............   6.46               83,000,000
            Landesbank Baden-
            Wurttemberg
   15,000   7.37%, 5/30/01..............   7.37               15,000,000
            Landesbank-Hessen-
            Thueringen
   47,000   7.14%, 5/08/01..............   7.16               46,998,285
            Lloyds Bank PLC
   21,000   7.29%, 5/16/01..............   7.30               20,998,935
            Nordeutsche Landesbank
   30,000   6.20%, 12/01/00.............   6.22               29,998,355
            Norinchukin Bank
   60,000   6.58%, 11/30/00.............   6.58               60,000,000
            Rabobank Nederland
   20,000   6.68%, 2/12/01..............   6.71               19,998,126
   28,000   7.29%, 5/16/01..............   7.30               27,998,580
            Royal Bank of Scotland
   60,000   6.56%, 11/27/00.............   6.56               60,000,000
            Southtrust Bank NA
   20,000   6.56%, 11/07/00.............   6.56               20,000,000
   40,000   6.58%, 12/12/00.............   6.58               40,000,000
                                                          --------------
            Total Certificates of
            Deposit (amortized cost
            $763,988,491)...............                     763,988,491
                                                          --------------
            CORPORATE
            OBLIGATIONS - 14.0%
            Allstate Life Insurance
            Funding Agreement FRN
   25,000   6.67%, 11/01/00 (b).........   6.67               25,000,000
   25,000   6.67%, 5/01/01 (b)..........   6.67               25,000,000
            American Express
            Centurion Bank MTN
   32,000   6.66%, 3/07/01..............   6.66               32,000,000
   20,000   6.67%, 4/26/01..............   6.67               20,000,000

                               Alliance Institutional Reserves - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                      Yield                Value
--------------------------------------------------------------------------------
            Asset Backed Capital
$  20,000   6.61%, 9/17/01 FRN (a)......   6.61%          $   20,000,000
   34,000   6.63%, 5/25/01 MTN (a)......   6.63               33,998,136
   10,000   6.75%, 11/15/00 FRN (a).....   6.75               10,000,000
   22,000   6.80%, 2/07/01 MTN (a)......   6.80               22,000,000
            Beta Finance Corp. MTN
   45,000   7.30%, 5/15/01 (a)..........   7.30               45,000,000
            Dorada Finance, Inc. MTN
   73,000   7.44%, 6/08/01 (a)..........   7.44               73,000,000
            Goldman Sachs Group
            L.P. MTN
   31,000   6.85%, 11/28/00 (a).........   6.56               31,005,559
            Hartford Life
            Insurance Co. FRN
   40,000   6.62%, 12/01/00.............   6.62               40,000,000
            Merrill Lynch & Co., Inc.
            MTN
   77,000   6.60%, 4/12/01..............   6.61               76,996,564
            Metlife Funding
            Agreement FRN
   63,000   6.62%, 4/02/01..............   6.62               63,000,000
            Morgan Guaranty
            Trust FRN
   20,000   6.87%, 1/12/01..............   6.64               20,005,012
            Prudential Insurance Co.
            of America FRN
   16,000   6.63%, 11/30/00.............   6.63               16,000,000
            Sigma Finance, Inc.
            FRN MTN
   30,000   6.61%, 11/01/01 (a).........   6.61               30,000,000
   20,000   6.62%, 8/06/01 (a)..........   6.62               20,000,000
   25,000   6.65%, 9/25/01 FRN (a)......   6.65               25,000,000
            Travelers Life Funding
            Agreement FRN
   20,000   6.60%, 1/15/01..............   6.60               20,000,000
                                                          --------------
            Total Corporate Obligations
            (amortized cost
            $648,005,271)...............                     648,005,271
                                                          --------------
            REPURCHASE AGREEMENT - 3.0%
            Paribas Corp.
  140,000   6.62%, dated 10/31/00,
            due 11/01/00 in the
            amount of $140,025,744
            (cost $140,000,000;
            collateralized by
            $38,348,000 FNMA,
            6.75%, 8/15/02,
            value $39,093,859 and
            $100,000,000 FHLB,
            7.125%, 2/15/05,
            value $103,706,829..........   6.62%             140,000,000
                                                          --------------
            BANK OBLIGATIONS - 1.4%
            LaSalle National Bank NA
   47,000   6.53%, 11/29/00.............   6.53               47,000,000
   20,000   6.65%, 3/30/01..............   6.65               20,000,000
                                                          --------------
            Total Bank Obligations
            (amortized cost
            $67,000,000)................                      67,000,000

            TIME DEPOSIT - 1.2%
            Toronto Dominion
   56,700   6.56%, 11/01/00
            (amortized cost
            $56,700,000)................   6.56               56,700,000
                                                          --------------
            U.S. GOVERNMENT &
            AGENCY OBLIGATION - 0.9%
            Federal Home Loan
            Bank MTN
   40,000   6.40%, 2/09/01
            (amortized cost
            $39,997,497)................   6.42               39,997,497
                                                          --------------
            TOTAL INVESTMENTS - 101.7%
            (amortized cost
            $4,719,728,081).............                   4,719,728,081
            Other assets less
            liabilities - (1.7%)........                     (78,577,340)
                                                          --------------
            NET ASSETS - 100%
            (offering and redemption
            price of $1.00 per share;
            2,416,922,715 Class A shares,
            2,032,879,441 Class B shares
            and 191,442,830 Class C
            shares outstanding).........                  $4,641,150,741
                                                          ==============

--------------------------------------------------------------------------------
See Glossary of Terms on page 20.

See notes to financial statements.

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
October 31, 2000 (unaudited)                                Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                       Yield                Value
--------------------------------------------------------------------------------
            U.S. GOVERNMENT & AGENCY
            OBLIGATIONS - 63.5%
            FEDERAL HOME
            LOAN MORTGAGE
            CORP. - 26.0%
$   4,500   5.99%, 12/06/00 MTN.........   6.15%          $    4,499,316
   15,000   11/07/00....................   6.47               14,984,000
   16,000   11/21/00....................   6.47               15,943,067
    8,000   11/09/00....................   6.48                7,988,622
   25,000   11/14/00....................   6.48               24,942,222
   22,000   11/16/00....................   6.48               21,941,333
   14,000   11/21/00....................   6.48               13,950,067
   15,000   11/22/00....................   6.48               14,944,000
   42,000   12/07/00....................   6.48               41,731,200
   10,000   12/21/00....................   6.48                9,911,528
   10,000   11/22/00....................   6.50                9,962,608
   18,000   11/30/00....................   6.50               17,907,200
   10,000   12/28/00....................   6.50                9,898,825
   13,000   12/28/00....................   6.51               12,868,267
    5,000   3/01/01.....................   6.52                4,894,000
                                                          --------------
                                                             226,366,255
                                                          --------------
            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION - 21.5%
    4,200   5.89%, 12/22/00 MTN.........   6.35                4,197,326
    2,800   5.90%, 12/01/00 MTN.........   6.15                2,799,437
    4,500   5.92%, 12/07/00 MTN.........   6.11                4,499,168
    5,000   7.25%, 5/25/01 MTN..........   7.28                5,000,000
   35,000   12/14/00....................   6.48               34,733,698
   28,000   12/21/00....................   6.49               27,751,500
   11,000   12/28/00....................   6.50               10,888,655
   10,000   2/22/01.....................   6.50                9,800,681
    5,000   3/01/01.....................   6.51                4,894,167
    6,000   3/08/01.....................   6.51                5,865,380
   10,000   11/30/00....................   6.52                9,948,283
   14,000   3/15/01.....................   6.52               13,668,574
   14,000   3/29/01.....................   6.52               13,634,522
    5,000   3/15/01.....................   6.53                4,881,819
    5,000   11/02/00....................   6.71                4,999,099
   15,000   12/28/00....................   6.73               14,845,387
   15,000   5/17/01.....................   6.98               15,001,959
                                                          --------------
                                                             187,409,655
                                                          --------------
            STUDENT LOAN MARKETING
            ASSOCIATION - 7.7%
    8,000   6.79%, 12/29/00 FRN.........   6.79                8,000,420
   10,000   6.80%, 9/17/01
            FRN MTN.....................   6.80                9,993,110
    8,000   6.82%, 11/13/00 FRN.........   6.82                8,000,134
   11,000   6.82%, 9/28/01 FRN..........   6.82               10,996,477
   10,000   6.87%, 10/24/01 FRN.........   6.87               10,000,000
   10,000   7.05%, 11/17/00 FRN.........   7.25                9,999,694
   10,000   7.07%, 11/15/00 FRN.........   7.07                9,999,813
                                                          --------------
                                                              66,989,648
                                                          --------------

              FEDERAL HOME
              LOAN BANK - 7.3%
    5,000   6.40%, 2/09/01 MTN..........   6.42%               4,999,687
   14,000   6.50%, 2/15/01 MTN..........   6.59               13,996,371
    3,000   11/03/00....................   6.05                2,999,999
   10,000   11/29/00....................   6.47                9,950,222
   25,000   12/27/00....................   6.49               24,751,578
    7,000   5/04/01.....................   7.13                6,987,011
                                                          --------------
                                                              63,684,868
                                                          --------------
            FEDERAL FARM
            CREDIT BANKS - 1.0%
    9,216   12/01/00....................   6.57                9,214,519
                                                          --------------
            Total U.S. Government &
            Agency Obligations
            (amortized cost
            $553,664,945)...............                     553,664,945
                                                          --------------
            REPURCHASE AGREEMENTS -
            36.0% CS First Boston Corp.
   15,000   6.50%, dated 10/17/00,
            due 11/08/00 in the
            amount of $15,059,583
            (cost $15,000,000;
            collateralized by
            $34,593,851 FNMA,
            6.50%, 5/01/14,
            value $16,034,700) (c)......   6.50               15,000,000
            CS First Boston Corp.
   20,000   6.50%, dated 10/17/00,
            due 11/20/00 in the
            amount of $20,122,778
            (cost $20,000,000;
            collateralized by
            $24,240,000 FHLMC,
            6.50%, 12/01/18,
            value $21,084,897) (c)......   6.50               20,000,000
            Goldman Sachs & Co.
   35,000   6.51%, dated 09/28/00,
            due 11/24/00 in the
            amount of $35,360,763
            (cost $35,000,000;
            collateralized by
            $21,896,083 FHLMC,
            8.50%, 7/01/30,
            value $22,334,005
            and $13,103,918 FHLMC,
            7.00%, 12/01/29,
            value $13,365,996) (c)......   6.51               35,000,000
            Lehman Brothers, Inc.
   20,000   6.45%, dated 10/31/00,
            due 11/01/00 in the
            amount of $20,003,583
            (cost $20,000,000;
            collateralized by
            $31,945,000
            GNMA, 12/16/27,
            value $20,402,453)..........   6.45               20,000,000

                          Alliance Institutional Reserves - Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            Lehman Brothers, Inc.
$  20,000   6.50%, dated 09/27/00,
            due 11/27/00 in the
            amount of $20,220,278
            (cost $20,000,000;
            collateralized by
            $1,329,000 FNMA, 6.50%,
            10/01/36, value
            $1,343,558, $270,000
            FHLMC 000PU2, 0.00%,
            3/15/22, value $4,134,623,
            $287,154 FHLMC 01096H,
            31.00%, 6/15/21, value
            $763,178, $5,000 FHLMC
            01198K, 64.50%, 2/15/07,
            value $60,275, $250,000
            FHLMC 0121QU, 7.50%,
            1/15/22, value $794,567,
            $180,000 FHLMC 01226M,
            95.31%, 3/15/22, value
            $194,131, $200,000 FHLMC
            012260, 8.00%, 3/15/22,
            value $483,771, $10,000
            FHLMC 01300L, 43.90%,
            6/15/07, value $279,683,
            $1,183,660 FHLMC 01394J,
            30.76%, 1/15/22, value
            $3,502,579, $25,000 FHLMC
            0142BN, 12.22%, 11/15/07,
            value $774,556, $254,000
            FHLMC 01443J, 12.05%,
            12/15/22, value $2,675,949,
            $8,000 FHLMC 1543P0, 0.00%,
            1/15/19, value $108,
            $416,000 FNMA CL98K,
            8/25/20, value $248,356,
            $370,000 FNMA CL124PL,
            7/25/22, value $349,167,
            $18,200 FNMA CL49K, 3/25/12,
            value $19,500, $95,000
            FNMA CL022P, 6/25/23, value
            $2,432,420, $2,300 FNMA
            CL134EA, 11/25/05, value
            $38, $203,040 FNMA CL1585,
            12/25/21, value $523,006,
            $31,789 FNMA CL63J,
            6/25/06, value $37,878,
            $175,000 FNMA CL66K,
            6/25/21, value $340,672,
            $240,000 FNMA CL169M,
            9/25/22, value $907,472
            and $132,385, FNMA
            CL145B, 12/25/20,
            value $586,521) (c).........   6.50%          $   20,000,000
            Merrill Lynch & Co.,
            Inc.
   35,000   6.48%, dated 10/06/00,
            due 11/06/00 in the
            amount of $35,195,300
            (cost $35,000,000;
            collateralized by
            $49,177,450 FNMA,
            6.561%, 8/01/22,
            value $26,260,305
            and $13,964,000 FNMA,
            5.758%, 8/01/08,
            value $9,470,657)...........   6.48               35,000,000
            Morgan Stanley
            Dean Witter
   15,000   6.49%, dated 10/10/00,
            due 11/10/00 in the
            amount of $15,083,829
            (cost $15,000,000;
            collateralized by
            $897,861 FHLMC, 8.00% ,
            value $893,282, $891,328
            FHLMC, 8.00%, 7/01/30
            value $893,869, $1,060,536
            FHLMC, 5.00%, 4/01/14,
            value $884,655, $1,098,647
            FHLMC, 6.50%, 1/01/14,
            value $894,729, $1,082,665
            FHLMC, 6.00%, 12/01/13,
            value $875,853, $878,638
            FHLMC, 8.00%, 5/01/30,
            value $892,065, $935,139
            FHLMC, 6.50%, 10/01/29,
            value $892,763, $918,894
            FHLMC, 6.50%, 8/01/29,
            value $880,218, $933,052
            FHLMC, 6.50%, 7/01/29,
            value $879,833, $1,000,000
            FHLMC, 6.00%, 12/01/28,
            value $885,915, $885,322
            FHLMC, 7.50%, 10/01/15,
            value $894,449, $1,036,654
            FHLMC, 6.00%, 7/01/14,
            value $881,751, $311,000
            FHLMC, 6.00%, 5/01/14,
            value $266,814, $1,066,969
            FHLMC, 6.00%, 4/01/14,
            value $887,567, $1,010,989
            FHLMC, 6.00%, 4/01/14,
            value $875,349, $1,455,369

STATEMENT OF NET ASSETS
(continued)               Alliance Institutional Reserves - Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            FHLMC, 8.00%, 5/01/14,
            value $881,413,
            $2,065,425 FHLMC,
            7.00%, 9/01/11, value
            $889,464, $1,169,401
            FHLMC, 6.00%, 11/01/26,
            value $880,408) (c).........   6.49%          $   15,000,000
            Paine Webber, Inc.
$  20,000   6.50%, dated 9/29/00,
            due 11/01/00 in the
            amount of $20,119,167
            (cost $20,000,000;
            collateralized by
            $21,855,000
            GNMA I 487628,
            6.50%, 7/15/29,
            value $21,221,847)..........   6.50               20,000,000
            Paine Webber, Inc.
   15,000   6.50%, dated 9/29/00,
            due 11/28/00 in the
            amount of $15,162,500
            (cost $15,000,000;
            collateralized by
            $15,000,000
            FNMA 535525,
            6.50%, 12/01/25,
            value $15,205,634) (c)......   6.50               15,000,000
            Paribas Corp.
   35,000   6.50%, dated 10/25/00,
            due 11/29/00 in the
            amount of $35,221,181
            (cost $35,000,000;
            collateralized by
            $35,057,711
            FNMA, 6.625%, 9/15/09,
            value $35,758,865) (c)......   6.50               35,000,000
            Prudential Securities,
            Inc.
   40,000   6.62%, dated 10/31/00,
            due 11/01/00 in the
            amount of $40,007,356
            (cost $40,000,000;
            collateralized by
            $9,629,712 GNMA,
            6.50%, 12/20/28,
            value $9,822,306,
            $30,370,288 FNMA,
            6.70%, 11/01/35,
            value $30,977,694)..........   6.62               40,000,000
            State Street Bank and
            Trust Co.
   44,400   6.56%, dated 10/31/00,
            due 11/01/00 in the
            amount of $44,408,091
            (cost $44,400,000;
            collateralized by
            $45,490,000
            U.S. Treasury Note,
            6.375%, 9/30/01,
            value $45,736,965)..........   6.56               44,400,000
                                                          --------------
            Total Repurchase
            Agreements
            (amortized cost
            $314,400,000)...............                     314,400,000
                                                          --------------
            TOTAL INVESTMENTS - 99.5%
            (amortized cost
            $868,064,945)...............                  $  868,064,945
            Other assets less
            liabilities - 0.5%..........                       4,062,479
                                                          --------------
            NET ASSETS - 100% (offering
            and redemption price of
            $1.00 per share; 434,255,340
            Class A shares, 400,068,820
            Class B shares and
            37,939,086 Class C
            shares outstanding).........                  $  872,127,424
                                                          ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 20.

See notes to financial statements.

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
October 31, 2000 (unaudited)                                  Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                  Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS - 86.7%
            ALABAMA - 1.9%
            Alabama Special Care
            Facilities Authority
            (Ascension Health
            Birmingham Revenue)
            Series 99B
$  10,000   11/15/39 (e)................   4.60%          $   10,000,000
            (Ascension Health
            Mobile Revenue)
            Series 99B
   10,000   11/15/39 (e)................   4.60               10,000,000
                                                          --------------
                                                              20,000,000
                                                          --------------
            ARIZONA - 0.9%
            Maricopa County PCR
            (Southern California
            Education Co.)
            Series 00B
    9,300   6/01/35 (e).................   4.65                9,300,000
                                                          --------------
            ARKANSAS - 1.7%
            Blytheville IDR
            (Nucor Project)
            Series 98 AMT
   13,300   6/01/28 (e).................   4.40               13,300,000
            Warren SWDR
            (Potlatch Corp. Project)
    5,150   4/01/12.....................   4.50                5,150,000
                                                          --------------
                                                              18,450,000
                                                          --------------

            CALIFORNIA - 2.9%
            California Higher
            Education Loan
            Authority
            (Student Loan Revenue)
            Series A
   31,300   6/01/01 (e).................   4.30               31,300,000
                                                          --------------

            COLORADO - 0.3%
            University of Colorado
            (Certificates of
            Participation)
            Series A PPB
    3,500   7/01/01 (e).................   4.45                3,500,000
                                                          --------------
            DELAWARE - 2.6%
            Delaware Economic
            Development Authority IDR
            (Delaware Clean Power
            Project Motiva Enterprises)
            Series 97A AMT
   19,000   8/01/29 (e).................   4.55               19,000,000
            (Delmarva Power & Light)
            Series 93C
    9,200   10/01/28 (e)................   4.60                9,200,000
                                                          --------------
                                                              28,200,000
                                                          --------------
            DISTRICT OF COLUMBIA - 6.0%
            District of Columbia GO
            Series 91B-1
    4,000   6/01/03 (e).................   4.85                4,000,000
            Series 92A-1
    4,800   10/01/07 (e)................   4.70                4,800,000
            Series 92A-2
    8,500   10/01/07 (e)................   4.70                8,500,000
            Series 92A-3
    7,400   10/01/07 (e)................   4.70                7,400,000
            Series 92A-6
    6,450   10/01/07 (e)................   4.70                6,450,000
            District of Columbia GO FSA
            Series 00A
    9,000   6/01/30 (e).................   4.65                9,000,000
            Series 00B
   24,000   6/01/30 (e).................   4.65               24,000,000
                                                          --------------
                                                              64,150,000
                                                          --------------
            FLORIDA - 6.7%
            Highlands County Health
            Facility Authority
            (Adventist Health System)
            Series A
   14,785   11/15/27 (e)................   4.38               14,785,000
            Martin County PCR
            (Florida Power & Light
            Co. Project)
            Series 00
    2,000   7/15/22 (e).................   4.70                2,000,000
            Orlando Special
            Assessment Revenue
            (Republic Drive Project)
            Series 97A
   15,000   10/01/21 (e)................   4.25               15,000,000
            Palm Beach County
            Education Facility
            Authority Revenue
            (Lynn University Project)
            Series 98
    6,875   11/01/18 (e)................   4.35                6,875,000
            Palm Beach County
            Housing Finance Authority
            MFHR (Mahogny Bay
            Multifamily Project)
            Series 88C
    5,100   11/01/07 (e)................   4.30                5,100,000
            St. Lucie County
            (Florida Power & Light
            Co. Project) Series 00
   28,610   9/01/28 (e).................   4.70               28,610,000
                                                          --------------
                                                              72,370,000
                                                          --------------

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
(continued)                                                   Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                  Value
--------------------------------------------------------------------------------
            GEORGIA - 5.2%
            Bibb County
            Development Authority
            (Trustee of Mount De
            Sales Academy)
            Series 00
$   6,000   3/01/20 (e).................   4.40%          $    6,000,000
            Columbia Elderly
            Authority Residential
            Care Facilities
            (Augusta Residential
            Center on Aging)
    3,255   1/01/21 (e).................   4.40                3,255,000
            Fulton County
            (Spelman College Project)
            Series 99
    8,000   11/01/20 (e)................   4.40                8,000,000
            Fulton County Housing
            Authority MFHR
            (Champion Green Apts.)
   10,140   10/01/25 (e)................   4.30               10,140,000
            (Hampton Hills Apts.
            Project)
    5,000   6/01/23 (e).................   4.40                5,000,000
            (Spring Creek Crossing)
            Series 94
   13,600   10/01/24 (e)................   4.39               13,600,000
            Gainesville & Hall County
            (Senior Living Facility
            Lanier Village)
            Series 99A
    5,500   11/15/10 (e)................   4.45                5,500,000
            Metropolitan Atlanta
            Rapid Transit Authority
            (Sales Tax Revenue)
            Series 00A
    5,000   7/01/25.....................   4.45                5,000,000
                                                          --------------
                                                              56,495,000
                                                          --------------
            ILLINOIS - 10.8%
            Aurora Kane & DuPage IDR
            (Jania Family LLC Project)
            Series 99 AMT
    6,500   12/01/29 (e)................   4.60                6,500,000
            Chicago Board of
            Education FSA
            (Unlimited Tax GO Bonds)
            Series 00B
    8,000   3/01/32 (e).................   4.35                8,000,000
            Chicago Gas Supply Revenue
            (Peoples Gas Light & Coke)
            Series 00A
   15,000   3/01/30 (e).................   4.32               15,000,000
            Chicago Illinois
            (Homestart Program)
            Series A
   10,000   6/01/05 (e).................   4.45               10,000,000
            Des Plaines Cook County IDR
            (CP Partners LLC Project)
            Series 97A
    6,450   11/01/15 (e)................   4.60                6,450,000
            Elmhurst Hospital Revenue
            (Joint Commission
            Health Organization)
            Series 88
    6,660   7/01/18 (e).................   4.35                6,660,000
            Illinois Development
            Finance Authority
            (D.E. Akin Seed Project) AMT
    1,000   11/01/04 (e)................   4.55                1,000,000
            Illinois Development
            Finance Authority PCR
            (Amerencips Project)
            Series 00
   12,000   3/01/14 (e).................   4.35               12,000,000
            Illinois Health Facilities
            Authority
            (Franciscan Eldercare)
            Series 96E
    4,800   5/15/27 (e).................   4.40                4,800,000
            Illinois Health Facilities
            Authority FSA
            (Resurrection Health
            Project) Series 99A
   13,200   5/15/29 (e).................   4.70               13,200,000
            (Resurrection Health
            Project) Series 99B
   17,550   5/15/29 (e).................   4.35               17,550,000
            Illinois Housing
            Development Authority
            (Single Family Housing
            Revenue) Series B-1
    4,385   12/22/00 (e)................   4.20                4,385,000
            Madison County PCR
            (Shell Oil/Wood River
            Project) Series 97 AMT
    2,800   4/01/32 (e).................   4.75                2,800,000
            Tinley Park Special
            Assessment District
            (Millennium Lakes
            Development)
    7,335   2/01/08 (e).................   4.45                7,335,000
            Vernon Hills IDA
            (Kinder Care Center)
            Series C
      550   2/01/01 (e).................   4.55                  550,000
                                                          --------------
                                                             116,230,000
                                                          --------------

                                               Alliance Institutional Reserves -
                                                              Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                  Value
--------------------------------------------------------------------------------
            INDIANA - 3.9%
            Gibson County PCR
            (Toyota Motor
            Manufacturing Project)
            Series 97 AMT
$   7,500   10/01/27 (e)................   4.40%          $    7,500,000
            (Toyota Motor
            Manufacturing Project)
            Series 99A AMT
    2,000   1/01/29 (e).................   4.40                2,000,000
            Indiana Development
            Finance Authority PCR
            (Alcoa, Inc. Project)
            Series 99
   13,905   1/01/17 (e).................   4.60               13,905,000
            Indiana Health Facility
            Finance Authority
            (Ascension Health)
            Series 99B
   16,000   11/15/39 (e)................   4.60               16,000,000
            Whiting SWDR
            (Amoco Oil Co. Project)
            Series 96 AMT
    3,000   1/01/26 (e).................   4.75                3,000,000
                                                          --------------
                                                              42,405,000
                                                          --------------
            KANSAS - 0.8%
            Lenexa Health Care Facility
            (Lakeview Village)
            Series A
    9,160   5/15/26 (e).................   4.40                9,160,000
                                                          --------------
            KENTUCKY - 2.1%
            Barbourville College
            Revenue
            (Union College Project)
            Series A
    3,410   8/01/23 (e).................   4.40                3,410,000
            Jeffersontown
            (League of Cities Fund Trust)
            Series 00
   19,000   3/01/30 (e).................   4.40               19,000,000
                                                          --------------
                                                              22,410,000
                                                          --------------
            LOUISIANA - 0.6%
            Ascension Parish PCR
            (Borden Project)
            Series 92
    4,600   12/01/09 (e)................   4.40                4,600,000
            West Baton Rouge IDR
            (Dow Chemical 3)
            Series 94B
    2,200   12/01/16 (e)................   4.70                2,200,000
                                                          --------------
                                                               6,800,000
                                                          --------------
            MAINE - 0.7%
            Maine Finance Authority
            (Barber Foods, Inc.)
            Series 90B AMT
    1,080   12/01/06 (e)................   4.70                1,080,000
            South Berwick Education
            Revenue
            (Berwick Academy Issue)
            Series 00
    6,000   8/01/24 (e).................   4.50                6,000,000
                                                          --------------
                                                               7,080,000
                                                          --------------
            MARYLAND - 0.4%
            Maryland Energy
            Financing Administration
            (Cimenteries Project)
            Series 00 AMT
    4,100   5/01/35.....................   4.80                4,100,000
                                                          --------------
            MICHIGAN - 1.9%
            Michigan State Hospital
            Finance Authority
            (Mt. Clemens General
            Hospital) Series 00
    7,200   3/01/15 (e).................   4.45                7,200,000
            (Mt. Clemens General
            Hospital) Series 94
   13,860   8/15/15 (e).................   4.40               13,860,000
                                                          --------------
                                                              21,060,000
                                                          --------------
            MINNESOTA - 1.6%
            Cloquet
            (Potlatch Corp. Project)
            Series 96A AMT
    5,000   4/01/26 (e).................   4.50                5,000,000
            (Potlatch Corp. Project)
            Series 99C AMT
    6,900   4/01/29 (e).................   4.50                6,900,000
            Coon Rapids
            (Health Central System
            Project)
    4,000   8/01/15 (e).................   4.35                4,000,000
            Cottage Grove
            (Minnesota Mining &
            Manufacturing Co.
            Project)
    1,000   8/01/12 (e).................   4.59                1,000,000
            Eden Prairie IDA
            (Kinder Care Project)
            Series C
      465   2/01/01 (e).................   4.55                  465,000
                                                          --------------
                                                              17,365,000
                                                          --------------

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
(continued)                                                   Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                  Value
--------------------------------------------------------------------------------
            MISSOURI - 0.1%
            Blue Springs IDA
            (Kinder Care Project)
            Series C
$     540   2/01/01 (e).................   4.55%          $      540,000
            Boone County IDA
            (Minnesota Mining &
            Manufacturing Co. Project)
      500   12/01/25 (e)................   4.35                  500,000
                                                          --------------
                                                               1,040,000
                                                          --------------
            NEVADA - 0.4%
            Henderson Public
            Improvement Trust MFHR
            (Pueblo Verde 1 Apts.)
            Series 95A
    4,150   8/01/26 (e).................   4.60                4,150,000
                                                          --------------
            NEW HAMPSHIRE - 0.2%
            New Hampshire Housing
            Development Authority
            (Single Family Mortgage
            Revenue) Series 99C
    2,000   12/01/00....................   3.95                2,000,000
                                                          --------------
            NEW YORK - 1.1%
            New York State HFA
            (150 East 44th Street
            Project)
            Series 00A AMT
   11,500   11/01/32 (e)................   4.20               11,500,000
                                                          --------------
            NORTH CAROLINA - 1.0%
            North Carolina Medical
            Care Commision
            Healthcare Facility
            (Givens Estate Project)
            Series 97
    2,000   12/01/26 (e)................   4.65                2,000,000
            North Carolina Medical
            Care Commission
            Hospital Revenue
            (Pooled Finance Project)
            Series 96A
    8,685   10/01/16 (e)................   4.65                8,685,000
                                                          --------------
                                                              10,685,000
                                                          --------------
            OHIO - 3.7%
            Butler County Health
            Care Facilities
            (Knolls of Oxford)
            Series 99
      500   3/01/29 (e).................   4.45                  500,000
            Cuyahoga County
            Health Care Facilities
            (Judson Retirement
            Community)
            Series 00
    4,900   11/15/19 (e)................   4.40                4,900,000
            Hamilton County
            Hospital Facilities
            Revenue
            (Bethesda Hospital, Inc.)
            Series 95
    2,000   2/15/24 (e).................   4.25                2,000,000
            Ohio Air Quality
            Development Authority
            (Cincinnati Gas & Electric)
            Series 95B
    2,000   9/01/30 (e).................   4.60                2,000,000
            Ohio Water Development
            Authority
            (Philip Morris Co.)
            Series 97
   27,500   9/01/18 (e).................   4.50               27,500,000
            Warren County IDA
            (Pioneer Industrial
            Components Project)
            Series 85
    2,500   12/01/05 (e)................   4.55                2,500,000
                                                          --------------
                                                              39,400,000
                                                          --------------
            OKLAHOMA - 0.7%
            Rural Enterprises
            (Governmental
            Financing Program)
            Series 00A
    8,000   10/01/30 (e)................   4.45                8,000,000
                                                          --------------
            OREGON - 0.8%
            Oregon State Housing &
            Community Services SFMR
            Series N
    8,180   11/02/00....................   3.85                8,180,000
                                                          --------------
            PENNSYLVANIA - 5.6%
            Allegheny County IDR
            (United Jewish Federation
            Project) Series 96A
    8,060   10/01/26 (e)................   4.40                8,060,000
            Emmaus Local
            Government General
            Authority Revenue
            Series 89B-18
    1,000   3/01/24 (e).................   4.35                1,000,000
            Series B-21
    6,400   3/01/24 (e).................   4.35                6,400,000
            Series F-15
    6,000   3/01/24 (e).................   4.35                6,000,000
            Montgomery County
            Higher Education &
            Health Loan Revenue
            Series 97A
    6,960   4/01/17 (e).................   4.45                6,960,000

                                               Alliance Institutional Reserves -
                                                              Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                  Value
--------------------------------------------------------------------------------
            Pennsylvania Higher
            Educational Facility
            Revenue
            (University of
            Pennsylvania Hospital)
            Series 96C
$  22,800   1/01/26 (e).................   4.40%            $ 22,800,000
            Philadelphia County IDA
            (Cliveden Maplewood
            Project) Series 99
    8,840   1/01/24 (e).................   4.40                8,840,000
            Venango IDR
            (Penzoil Co. Project)
            Series 82A
      285   12/01/12 (e)................   4.65                  285,000
                                                          --------------
                                                              60,345,000
                                                          --------------
            SOUTH CAROLINA - 0.8%
            Berkeley County IDR
            (Nucor Corp. Project)
            Series 97 AMT
    3,900   4/01/30 (e).................   4.40                3,900,000
            (Nucor Corp. Project)
            Series 98 AMT
    4,700   4/01/31 (e).................   4.40                4,700,000
                                                          --------------
                                                               8,600,000
                                                          --------------
            SOUTH DAKOTA - 0.6%
            Lawrence PCR
            (Homestake Mining)
            Series B
    6,000   7/01/32 (e).................   4.60                6,000,000
                                                          --------------
            TENNESSEE - 1.8%
            Education Funding of
            the South
            (Student Funding Corp.)
            Series 87A-3 AMT
    9,900   12/01/17....................   4.35                9,900,000
            Stewart County IDR
            (Standard Gypsum Project)
            Series 99B AMT
   10,000   5/01/34 (e).................   4.40               10,000,000
                                                          --------------
                                                              19,900,000
                                                          --------------
            TEXAS - 7.3%
            Bexar Health Facility
            Development Corp.
            (Air Force Village)
   14,300   8/15/30 (e).................   4.40               14,300,000
            Brazos River
            (Dow Chemical Project)
            Series 96 AMT
    5,400   4/01/26 (e).................   4.80                5,400,000
            Grayson County IDR
            (Aluminum Co. of America)
    7,000   12/01/02 (e)................   4.50                7,000,000
            Gulf Coast PCR
            (Amoco Oil Co.)
            Series 93 AMT
    2,950   5/01/23 (e).................   4.75                2,950,000
            Gulf Coast SWDR
            (Air Products Project)
            Series 99 AMT
    1,300   6/01/34 (e).................   4.40                1,300,000
            (Amoco Oil Co.)
            Series 96 AMT
    1,300   5/01/24 (e).................   4.75                1,300,000
            (Citgo Petroleum Corp.
            Project)
            Series 95 AMT
   10,200   5/01/25 (e).................   4.80               10,200,000
            Metropolitan Higher
            Education Authority
            (University of Dallas)
            Series 99
    6,900   5/01/19 (e).................   4.40                6,900,000
            Midlothian IDR
            (Texas Industries)
            Series 99 AMT
    5,000   5/01/29 (e).................   4.80                5,000,000
            North Central Health
            Facility Development
            (Northwest Senior
            Housing Corp.) Series C
   17,500   11/15/29 (e)................   4.40               17,500,000
            Texas TRAN Series 00
    7,000   8/31/01.....................   6.29                7,053,461
                                                          --------------
                                                              78,903,461
                                                          --------------
            VIRGINIA - 3.8%
            Alexandria Hospital
            Revenue
            (Goodwin House)
            Series 96B
    1,825   10/01/06 (e)................   4.65                1,825,000
            Fairfax County
            Virginia IDA
            (Inova Health System
            Project)
            Series 00
   19,300   1/01/30 (e).................   4.35               19,300,000
            Harrisonburg IDA
            (Wachovia Pooled Loan
            Program) Series 00
   20,000   8/01/23 (e).................   4.35               20,000,000
                                                          --------------
                                                              41,125,000
                                                          --------------

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
(continued)                                                   Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                  Value
--------------------------------------------------------------------------------
            WASHINGTON - 1.9%
            Port of Port Angeles IDR
            (Daishowa America
            Project)
            Series 92B AMT
$   3,000   8/01/07 (e).................   4.55%            $  3,000,000
            Washington Health Care
            Facility Authority
            (Fred Hutchinson Center)
            Series 96
   10,000   1/01/23 (e).................   4.75               10,000,000
            Washington Housing
            Finance Commision
            (Living Care Centers
            Project)
            Series 00
    7,950   10/01/30 (e)................   4.45                7,950,000
                                                          --------------
                                                              20,950,000
                                                          --------------
            WEST VIRGINIA - 1.1%
            Keyser IDR
            (Keyser Associates
            Project)
    1,550   7/01/14 (e).................   4.40                1,550,000
            West Virginia Hospital
            Finance Authority
            (WVHA Pooled
            Financing Project)
            Series 00A
   10,000   8/01/30 (e).................   4.50               10,000,000
                                                          --------------
                                                              11,550,000
                                                          --------------
            WISCONSIN - 4.8%
            Manitowoc IDR
            (Jagemann Stamping Co.)
            Series 98 AMT
    1,618   4/01/11 (e).................   4.60                1,618,000
            Milwaukee County
            (Milwaukee Public Museum)
    4,200   4/01/35 (e).................   4.40                4,200,000
            Wausau
            (Minnesota Mining &
            Manufacturing Co. Project)
    1,600   8/01/17 (e).................   4.59                1,600,000
            Wisconsin HEFA
            (Aurora Health Care)
            Series 99C
   15,000   2/15/29 (e).................   4.35               15,000,000
            Wisconsin HEFA
            (University of Wisconsin
            Medical Project)
            Series 00
   28,900   5/01/30 (e).................   4.40               28,900,000
                                                          --------------
                                                              51,318,000
                                                          --------------
            Total Municipal Bonds
            (amortized cost
            $934,021,461)...............                     934,021,461
                                                          --------------
            COMMERCIAL PAPER - 12.4%
            ARIZONA - 0.8%
            Salt River Agricultural
            Authority
            (Improvement & Power
            District)
    8,000   11/06/00....................   4.35                8,000,000
                                                          --------------
            GEORGIA - 2.2%
            Municipal Electric
            Authority
            (Project One)
            Series 85B
   14,500   11/10/00....................   4.35               14,500,000
            Municipal Electric
            Authority BAN
            (Project One)
            Series B
    8,860   12/08/00....................   4.30                8,860,000
                                                          --------------
                                                              23,360,000
                                                          --------------
            INDIANA - 0.8%
            Petersburg PCR
            (Indianapolis Power &
            Light Co.) Series 91
    4,000   12/07/00....................   4.35                4,000,000
            Sullivan Cooperative
            Finance Corp.
            (Hoosier Energy Rural
            Electric) Series 85L-4
    5,000   12/13/00....................   4.30                5,000,000
                                                          --------------
                                                               9,000,000
                                                          --------------
            KENTUCKY - 2.7%
            Kentucky Asset/Liability
            Commission
            (Road Fund Second
            Series)
            Series 99
   12,500   3/01/01.....................   4.35               12,500,000
            Pendleton County
            (Kentucky Assoc. of
            County Leasing)
   16,000   11/09/00....................   4.25               16,000,000
                                                          --------------
                                                              28,500,000
                                                          --------------
            OREGON - 0.5%
            Oregon Health &
            Higher Education
            Authority
            (Lewis and Clark
            College Product)
    5,500   12/06/00....................   4.30                5,500,000
                                                          --------------
            PENNSYLVANIA - 1.1%
            Philadelphia
            (Gas Works Revenue Notes)
            Series C
   12,000   12/07/00....................   4.30               12,000,000
                                                          --------------

                                               Alliance Institutional Reserves -
                                                              Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                  Value
--------------------------------------------------------------------------------
            TEXAS - 0.8%
            Texas Public Finance
            Authority
            Series B
$   9,000   11/13/00....................   4.30%            $  9,000,000
                                                          --------------
            UTAH - 1.4%
            Intermountain Power
            Agency
            (Power Supply)
            Series B
   15,000   12/13/00....................   4.35               15,000,000
                                                          --------------
            VIRGINIA - 2.1%
            Norfolk IDA
            (Sentara Hospital)
    4,900   11/09/00....................   4.30                4,900,000
            (Sentara Hospital)
   18,000   12/15/00....................   4.30               18,000,000
                                                          --------------
                                                              22,900,000
                                                          --------------
            Total Commercial Paper
            (amortized cost
            $133,260,000)...............                     133,260,000
                                                          --------------
            TOTAL INVESTMENTS - 99.1%
            (amortized cost
            $1,067,281,461).............                   1,067,281,461
            Other assets less
            liabilities - 0.9%..........                       9,333,130
                                                          --------------
            NET ASSETS - 100%
            (offering and redemption
            price of $1.00 per share;
            277,466,954 Class A shares,
            563,457,340 Class B shares
            and 235,773,795 Class C
            shares outstanding).........                  $1,076,614,591
                                                          ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 20.

See notes to financial statements.

STATEMENT OF NET ASSETS
October 31, 2000 (unaudited)   Alliance Institutional Reserves - Trust Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            COMMERCIAL PAPER - 73.4%
            American General Finance
$  11,000   12/07/00....................   6.49%            $ 10,928,610
            Associates Corp. B.V.
    9,000   11/29/00....................   6.49                8,954,570
            AT&T Corp.
   10,000   11/27/00....................   6.48                9,953,200
            Australia New Zealand
            (Delaware)
    5,100   11/08/00....................   6.53                5,093,524
            Bank of America Corp.
   10,000   11/06/00....................   6.61                9,990,819
            Bank of Scotland
            Treasury Services PLC
   10,000   11/21/00....................   6.48                9,964,000
            Banque Caisse
            d'Epargne L'etat
   15,000   12/27/00....................   6.50               14,848,333
            BellSouth Capital Funding
   10,000   12/01/00....................   6.47                9,946,083
            BMW US Capital Corp.
   10,000   11/06/00....................   6.50                9,990,972
            CDC Commercial Paper
   30,000   11/01/00....................   6.63               30,000,000
            Centric Capital Corp.
   14,100   11/09/00 (a)................   6.51               14,079,602
            CIT Group, Inc.
   14,000   11/30/00....................   6.49               13,926,807
            Clipper Receivables Corp.
   12,000   11/07/00 (a)................   6.53               11,986,940
            Corporate Asset
            Funding Corp.
    7,600   11/09/00 (a)................   6.51                7,589,005
            CXC, Inc.
   20,000   11/22/00 (a)................   6.50               19,924,167
    7,000   11/28/00 (a)................   6.51                6,965,822
            DaimlerChrysler Corp.
   15,000   11/15/00....................   6.49               14,962,142
            Den Danske Bank
    4,000   11/29/00....................   6.49                3,979,809
   10,000   12/01/00....................   6.50                9,945,833
            Dexia CLF Finance Co.
   14,000   12/26/00....................   6.47               13,861,614
            Equilon Enterprises LLC
   16,000   12/06/00....................   6.47               15,899,356
            Exxon Project
            Investment Corp.
   40,000   11/14/00....................   6.49               39,906,256
            Ford Motor Credit Corp.
   13,000   11/02/00....................   6.49               12,997,656
            Fortis Funding
   10,000   11/28/00....................   6.47                9,951,475
            Four Winds Funding Corp.
   13,000   12/20/00 (a)................   6.50               12,884,986
            Galaxy Funding, Inc.
   14,000   12/15/00 (a)................   6.52               13,888,436
            GE Financial Assurance
            Holdings
   10,000   12/11/00....................   6.50                9,927,778
            General Electric Capital
            Corp.
   20,000   11/22/00....................   6.53               19,923,817
            General Motors
            Acceptance Corp.
   15,000   12/01/00....................   6.48               14,919,000
            Golden Funding Corp.
   14,478   11/07/00 (a)................   6.54               14,462,219
            Goldman Sachs Group L.P.
    5,000   11/15/00 (a)................   6.50                4,987,361
            Grand Funding Corp.
    5,000   12/06/00 (a)................   6.50                4,968,403
    8,131   11/06/00 (a)................   6.54                8,123,614
            Greenwich Funding Corp.
   10,000   11/15/00 (a)................   6.50                9,974,722
    9,938   11/01/00 (a)................   6.52                9,938,000
            Halifax PLC
   12,000   3/14/01.....................   6.44               11,714,715
            Henkel Corp.
   10,000   11/27/00....................   6.50                9,953,056
            Home Depot Real Estate
            Funding
    5,000   11/06/00....................   6.77                4,995,299
            Household Finance Corp.
   15,000   11/10/00....................   6.49               14,975,663
            ING Insurance Holdings, Inc.
   10,000   12/11/00....................   6.50                9,927,778
            Jupiter Securization Corp.
    5,000   11/10/00....................   6.52                4,991,850
            Koch Industries
   30,000   11/01/00 (a)................   6.62               30,000,000
            Merck & Co., Inc
   15,000   11/27/00....................   6.47               14,929,908
            National City Corp.
   14,000   11/27/00....................   6.49               13,934,379
            Old Line Funding
   10,000   11/09/00 (a)................   6.50                9,985,555
    5,921   11/20/00 (a)................   6.50                5,900,688
            Preferred Receivables
            Funding Corp.
   10,000   11/21/00 (a)................   6.51                9,963,833
            Prudential Funding Corp.
   10,000   11/24/00....................   6.48                9,958,600

                               Alliance Institutional Reserves - Trust Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            Receivables Capital
            Corp.
$   6,186   11/09/00 (a)................   6.52%            $  6,177,037
            Sara Lee Corp.
   14,625   11/02/00....................   6.58               14,622,327
            SBC Communications,
            Inc.
   10,000   11/20/00....................   6.49                9,965,747
            Sheffield Receivables
            Corp.
   10,000   11/27/00 (a)................   6.51                9,952,983
   10,000   11/01/00 (a)................   6.52               10,000,000
            Teacher's Insurance
   15,025   11/27/00....................   6.50               14,954,466
            Thames Asset Global
            Securitization
   10,000   12/15/00 (a)................   6.50                9,920,556
            UBS Finance, Inc.
   40,000   11/01/00....................   6.65               40,000,000
            Unilever Capital Corp.
   15,000   11/01/00 (a)................   6.51               15,000,000
            Vattenfall Treasury
   10,000   12/11/00....................   6.49                9,927,889
            Verizon Network
            Funding
   10,000   11/15/00....................   6.50                9,974,722
    5,000   12/14/00....................   6.50                4,961,181
            Wal-Mart Stores, Inc.
   14,000   11/28/00....................   6.48               13,931,960
            Wells Fargo Corp.
   10,000   11/24/00....................   6.48                9,958,600
            Westpac Capital Corp.
   10,000   11/01/00....................   6.64               10,000,000
                                                          --------------
            Total Commercial Paper
            (amortized cost
            $780,223,723)...............                     780,223,723
                                                          --------------
            CERTIFICATES OF
            DEPOSIT - 13.9%
            Banco Bilbao Vizcaya
   10,000   6.56%, 11/28/00.............   6.56               10,000,000
            Bank of Austria
   10,000   6.60%, 11/10/00.............   6.60               10,000,018
            Canadian Imperial Bank
    5,000   6.53%, 11/27/00.............   6.53                5,000,000
            Credit Agricole
            Indosuez
   14,000   7.21%, 3/08/01..............   7.20               14,000,467
            Deutsche Bank FRN
    6,000   6.52%, 3/13/01 FRN..........   6.56                5,999,146
            Dresdner Bank AG
   16,000   6.46%, 12/11/00.............   6.46               16,000,000
            Landesbank Baden-
            Wurttemberg
    5,000   7.37%, 5/30/01..............   7.37                5,000,000
            Landesbank-Hessen-
            Thueringen
   11,000   7.14%, 5/08/01..............   7.16               10,999,598
            Lloyds Bank PLC
    5,000   7.29%, 5/16/01..............   7.30                4,999,747
            Nordeutsche
            Landesbank
    5,000   6.20%, 12/01/00.............   6.22                4,999,726
            Norinchukin Bank
   10,000   6.58%, 11/30/00.............   6.58               10,000,000
            Rabobank Nederland
    5,000   6.68%, 2/12/01..............   6.71                4,999,531
    5,000   7.29%, 5/16/01..............   7.30                4,999,747
            Royal Bank of Scotland
   12,000   6.56%, 11/27/00.............   6.56               12,000,000
            Southtrust Bank NA
    6,000   6.56%, 11/07/00.............   6.56                6,000,000
    8,000   6.58%, 12/12/00.............   6.58                8,000,000
            Toronto Dominion Bank
   15,000   6.63%, 4/16/01..............   6.63               15,000,000
                                                          --------------
            Total Certificates of Deposit
            (amortized cost
            $147,997,980)...............                     147,997,980
                                                          --------------
            CORPORATE
            OBLIGATIONS - 10.0%
            Allstate Life Insurance
            Funding Agreement FRN
    5,000   6.67%, 3/01/01 (b)..........   6.67                5,000,000
            American Express
            Centurion Bank
            FRN MTN
    5,000   6.67%, 4/26/01..............   6.67                5,000,000
            Asset Backed Capital,
            Ltd. FRN
    5,000   6.61%, 9/17/01 MTN (a)......   6.61                5,000,000
    8,000   6.63%, 5/25/01 MTN (a)......   6.64                7,999,562
    6,000   6.75%, 11/15/00 MTN (a).....   6.75                6,000,000
    4,000   6.80%, 2/07/01 MTN (a)......   6.80                4,000,000
            Beta Finance Corp.
            MTN
    9,000   7.30%, 5/15/01 (a)..........   7.30                9,000,000
            Hartford Life Insurance
            Co. FRN
   10,000   6.62%, 12/01/00.............   6.62               10,000,000
            Merrill Lynch & Co.,
            Inc. FRN
   16,000   6.60%, 4/12/01..............   6.61               15,999,286
            Metlife Funding
            Agreement FRN
   14,000   6.62%, 4/02/01..............   6.62               14,000,000
            Prudential Insurance
            Co. of America FRN
    4,000   6.63%, 11/30/00.............   6.63                4,000,000

STATEMENT OF NET ASSETS
(continued)                    Alliance Institutional Reserves - Trust Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            Sigma Finance, Inc.
            FRN MTN
$   5,000   6.61%, 11/01/01 (a).........   6.61%            $  5,000,000
    5,000   6.62%, 8/06/01 (a)..........   6.62                5,000,000
    5,000   6.65%, 9/25/01 (a)..........   6.65                5,000,000
            Travelers Life Funding
            Agreement FRN
    5,000   6.60%, 1/15/01 (b)..........   6.60                5,000,000
                                                          --------------
            Total Corporate Obligations
            (amortized cost
            $105,998,848)...............                     105,998,848
                                                          --------------
            BANK OBLIGATIONS - 1.5%
            LaSalle National Bank NA
   11,000   6.53%, 11/29/00.............   6.53               11,000,000
    5,000   6.65%, 3/30/01..............   6.65                5,000,000
                                                          --------------
            Total Bank Obligations
            (amortized cost
            $16,000,000)................                      16,000,000
                                                          --------------
            TIME DEPOSIT - 1.3%
            Toronto Dominion
   14,200   6.56%, 11/01/00
            (amortized cost
            $14,200,000)................   6.56               14,200,000
                                                          --------------
            U.S. GOVERNMENT &
            AGENCY OBLIGATION - 0.9%
            Federal Home Loan
            Bank MTN
   10,000   6.40%, 2/09/01 MTN
            (amortized cost
            $9,999,374).................   6.42                9,999,374
                                                          --------------
            TOTAL INVESTMENTS - 101.0%
            (amortized cost
            $1,074,419,925).............                   1,074,419,925
            Other assets less
            liabilities - (1.0%)........                     (10,732,982)
                                                          --------------
            NET ASSETS - 100% (offering
            and redemption price of
            $1.00 per share;
            1,063,718,304 Class A
            shares outstanding).........                  $1,063,686,943
                                                          ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 20.

See notes to financial statements.

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
October 31, 2000 (unaudited)                                  Treasury Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            REPURCHASE
            AGREEMENTS - 78.3%
            ABN AMRO
$ 14,000    6.52%,  dated 10/31/00,
            due 11/01/00 in the
            amount of $14,002,536
            (cost $14,000,000;
            collateralized by
            $10,943,000 U.S.
            Treasury Bond,
            8.50%, 2/15/20,
            value $14,230,000)..........   6.52%            $ 14,000,000
            Bank of America Corp.
  13,000    6.43%, dated 10/31/00,
            due 11/14/00
            in the amount of
            $13,032,507 (cost
            $13,000,000; collateralized
            by $9,920,000
            U.S. Treasury Note,
            8.75%, 8/15/20,
            value $13,231,000) (c)......   6.43               13,000,000
            Barclays de Zoete
            Wedd Securities, Inc.
   5,000    6.37%, dated 10/16/00,
            due 11/27/00 in the amount
            of $5,037,158 (cost
            $5,000,000; collateralized
            by $4,955,000 U.S.
            Treasury Note, 6.25%,
            10/31/01, value
            $5,101,000) (c).............   6.37                5,000,000
            Barclays de Zoete
            Wedd Securities, Inc.
   8,000    6.38%, dated 9/28/00,
            due 11/27/00 in the amount
            of $8,085,067 (cost
            $8,000,000; collateralized
            by $6,580,000 U.S.
            Treasury Bond, 8.125%,
            8/15/21, value $8,177,000)
            (c)........................    6.38                8,000,000
            Bear Stearns & Co.
   8,000    6.40%, dated 9/28/00,
            due 11/27/00 in the amount
            of $8,085,333 (cost
            $8,000,000; collateralized
            by $8,265,000 U.S.
            Treasury Note, 5.25%,
            8/15/03, value
            $8,163,000)(c)..............   6.40                8,000,000
            Chase Securities, Inc.
  14,000    6.52%, dated 10/31/00,
            due 11/01/00 in the
            amount of $14,002,536
            (cost $14,000,000;
            collateralized by
            $14,630,000 U.S.
            Treasury Bond,
            5.75%, 2/15/04,
            value $14,290,000)..........   6.52               14,000,000
            CS First Boston Corp.
  13,000    6.45%, dated 10/30/00,
            due 11/27/00 in the
            amount of $13,065,217
            (cost $13,000,000;
            collateralized by
            $10,160,000 U.S.
            Treasury Bond,
            8.50%, 2/15/20,
            value $13,260,000) (c)......   6.45               13,000,000
            Deutsche Bank
  13,000    6.35%, dated 10/31/00,
            due 11/01/00 in the
            amount of $13,002,293
            (cost $13,000,000;
            collateralized by
            $9,046,000 U.S.
            Treasury Bond,
            14.00%, 11/15/11,
            value $13,260,000)..........   6.35               13,000,000
            Dresdner Bank AG
  14,000    6.54%, dated 10/31/00,
            due 11/01/00 in the
            amount of $14,002,543
            (cost $14,000,000;
            collateralized by
            $13,601,000 U.S.
            Treasury Bond,
            6.25%, 8/15/23,
            value $14,223,000)..........   6.54               14,000,000
            First Chicago Corp.
   8,000    6.35%, dated 9/28/00,
            due 11/22/00 in the
            amount of $8,077,611
            (cost $8,000,000;
            collateralized by
            $7,844,000 U.S.
            Treasury Note,
            7.50%, 11/15/01,
            value $8,207,000) (c).......   6.35                8,000,000

STATEMENT OF NET ASSETS
(continued)                 Alliance Institutional Reserves - Treasury Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            First Chicago Corp.
$  6,000    6.36%, dated 10/12/00,
            due 11/22/00 in the
            amount of $6,043,360
            (cost $6,000,000;
            collateralized by
            $5,863,000 U.S.
            Treasury Note,
            7.50%, 11/15/01,
            value $6,121,000) (c).......   6.36%               6,000,000
            Goldman Sachs & Co.
  14,000    6.50%, dated 10/31/00,
            due 11/01/00 in the
            amount of 14,002,528
            (cost $14,000,000;
            collateralized by
            $14,000,824 U.S. Treasury,
            6.375%, 6/30/02,
            value $14,281,000)..........   6.50               14,000,000
            Greenwich Funding
            Corp.
  14,000    6.55%, dated 10/31/00,
            due 11/01/00 in the amount
            of $14,002,547
            (cost $14,000,000;
            collateralized by
            $12,900,000 U.S.
            Treasury Note,
            7.875%, 11/15/04,
            value $14,287,000)..........   6.55               14,000,000
            Morgan (J.P.) & Co.
  14,000    6.45%, dated 10/31/00,
            due 11/01/00 in the
            amount of $14,002,508
            (cost $14,000,000;
            collateralized by
            $15,232,000 U.S.
            Treasury Bond,
            5.25%, 11/15/28,
            value $14,235,000)..........   6.45               14,000,000
            Morgan Stanley Dean
            Witter
  14,000    6.42%, dated 9/29/00 &
            10/12/00, due 11/29/00 in
            the amount of $8,087,027
            & $6,051,360 (cost
            $8,000,000 & $6,000,000;
            collateralized by
            $8,047,099 U.S. Treasury
            Note, 0.00%, 2/22/01 &
            $6,036,887 U.S. Treasury
            Note, 0.00%, 1/25/01,
            value $14,366,000) (c)......   6.42               14,000,000
            Paribas Corp.
   6,000    6.35%, dated 10/12/00,
            due 11/29/00 in the
            amount of $6,050,800
            (cost $6,000,000;
            collateralized by
            $5,547,000 U.S.
            Treasury Note,
            7.875%, 11/15/04,
            value $6,121,000) (c).......   6.35                6,000,000
            Paribas Corp.
   8,000    6.40%, dated 9/28/00,
            due 11/29/00 in the
            amount of $8,088,178 (cost
            $8,000,000; collateralized
            by $6,279,000 U.S.
            Treasury Bond,
            8.75%, 5/15/17,
            value $8,177,000) (c).......   6.40                8,000,000
            Salomon Smith Barney,
            Inc.
  13,000    6.43%, dated 10/30/00,
            due 11/29/00 in the
            amount of $13,069,658
            (cost $13,000,000;
            collateralized by
            $12,007,349 U.S.
            Treasury Bond,
            5.375%, 6/30/03,
            value $13,267,000) (c)......   6.43               13,000,000
            State Street Bank and
            Trust Co.
  10,900    6.52%, dated 10/31/00,
            due 11/01/00 in the
            amount of $10,901,974
            (cost $10,900,000;
            collateralized by
            $11,170,000 U.S.
            Treasury Note,
            6.375%, 9/30/01,
            value $11,231,000)..........   6.52               10,900,000
            UBS Finance, Inc.
   6,000    6.36%, dated 10/16/00,
            due 11/28/00 in the
            amount of $6,045,580
            (cost $6,000,000;
            collateralized by
            $3,991,000 U.S.
            Treasury Bond,
            13.25%, 5/15/14,
            value $6,120,000) (c).......   6.36                6,000,000

                            Alliance Institutional Reserves - Treasury Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
--------------------------------------------------------------------------------
            UBS Finance, Inc.
   8,000    6.40%, dated 9/28/00,
            due 11/28/00 in the
            amount of $8,086,756
            (cost $8,000,000;
            collateralized by
            $6,271,000 U.S.
            Treasury Bond,
            8.75%, 5/15/17,
            value $8,174,000) (c).......   6.40%            $  8,000,000
                                                            ------------
            Total Repurchase
            Agreements
            (amortized cost
            $223,900,000)...............                     223,900,000
                                                            ------------
            U.S. GOVERNMENT
            OBLIGATIONS - 21.5%
            U.S. TREASURY BILLS - 17.0%
   3,000    11/09/00....................   5.99                2,996,037
   2,000    11/16/00....................   6.00                1,995,042
   5,000    11/30/00....................   6.02                4,976,014
   2,000    11/24/00....................   6.03                1,992,372
   7,000    11/24/00....................   6.07                6,973,122
   5,000    12/07/00....................   6.11                4,969,725
  18,000    12/28/00....................   6.12               17,828,208
   1,000    3/29/01.....................   6.16                  975,374
   1,000    3/22/01.....................   6.18                  976,422
   2,000    3/15/01.....................   6.20                1,954,887
   3,000    3/29/01.....................   6.21                2,925,321
                                                            ------------
                                                              48,562,524
                                                            ------------
            U.S. TREASURY NOTES - 4.5%
   8,000    4.63%, 11/30/00.............   6.21                7,989,016
   3,000    5.63%, 2/28/01..............   6.26                2,993,080
   2,000    5.75%, 11/15/00.............   6.25                1,999,439
                                                            ------------
                                                              12,981,535
                                                            ------------
            Total U.S. Government
            Obligations
            (amortized cost
            $61,544,059)................                      61,544,059
                                                            ------------
            TOTAL INVESTMENTS - 99.8%
            (amortized cost
            $285,444,059)...............                     285,444,059
            Other assets less
            liabilities - 0.2%..........                         440,484
                                                            ------------
            NET ASSETS - 100%
            (offering and redemption
            price of $1.00 per
            share; 5,363,618
            Class A shares, 9,284,067
            Class B shares and
            271,231,466 Class C
            shares outstanding).........                    $285,884,543
                                                            ============

--------------------------------------------------------------------------------

See Glossary of Terms on page 20.

See notes to financial statements.

Statement of Net Assets
(continued)                                      Alliance Institutional Reserves
================================================================================

(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2000, these securities amounted to $1,358,877,788, representing 29.3% of net assets on the Prime Portfolio, and $293,673,491 representing 27.6% of net assets on the Trust Portfolio.

(b) Funding agreements are illiquid securities subject to restrictions as to resale. These securities amounted to $50,000,000, representing 1.1% of net assets on the Prime Portfolio, and $10,000,000, representing 0.9% of net assets on the Trust Portfolio (see Note A to the financial statements).

(c)   Repurchase agreement which is terminable within 7 days.

(d) All securities either mature or their interest rate changes in one year or less.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT      Alternative Minimum Tax
      BAN      Bond Anticipation Note
      FHLB     Federal Home Loan Bank
      FHLMC    Federal Home Loan Mortgage Corporation
      FNMA     Federal National Mortgage Association
      FRN      Floating Rate Note
      FSA      Financial Security Assurance, Inc.
      GNMA     Government National Mortgage Association
      GO       General Obligation
      HEFA     Health & Educational Facility Authority
      HFA      Housing Finance Agency/Authority
      IDA      Industrial Development Authority
      IDR      Industrial Development Revenue
      MFHR     Multi-Family Housing Revenue
      MTN      Medium Term Note
      PCR      Pollution Control Revenue
      SWDR     Solid Waste Disposal Revenue
      SFMR     Single Family Mortgage Revenue
      TRAN     Tax & Revenue Anticipation Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2000 (unaudited)    Alliance Institutional Reserves
================================================================================

                                                                            PRIME               GOVERNMENT              TAX-FREE
                                                                          PORTFOLIO              PORTFOLIO              PORTFOLIO
                                                                        =============          =============          =============
INVESTMENT INCOME
    Interest ..................................................         $ 134,523,350          $  26,051,394          $  19,402,941
                                                                        -------------          -------------          -------------
EXPENSES
    Advisory fee (Note B) .....................................             4,070,119                801,030                876,572
    Distribution fee - Class B ................................               873,965                162,448                228,441
    Distribution fee - Class C ................................               194,890                 33,449                113,610
    Custodian .................................................               221,088                105,103                102,245
    Registration ..............................................               176,681                 92,431                 96,887
    Audit and legal ...........................................                32,975                 10,585                  5,961
    Printing ..................................................                31,344                  8,686                  5,585
    Transfer agency ...........................................                17,086                 15,996                 11,926
    Directors' fees ...........................................                 2,600                  2,600                  2,600
    Miscellaneous .............................................                10,496                  2,997                  1,698
                                                                        -------------          -------------          -------------
    Total expenses ............................................             5,631,244              1,235,325              1,445,525
    Less: expense reimbursement ...............................              (492,270)              (238,398)              (226,902)
                                                                        -------------          -------------          -------------
    Net expenses ..............................................             5,138,974                996,927              1,218,623
                                                                        -------------          -------------          -------------
    Net investment income .....................................           129,384,376             25,054,467             18,184,318
REALIZED GAIN ON INVESTMENTS
    Net realized gain on investment transactions ..............                12,914                    967                     -0-
                                                                        -------------          -------------          -------------
NET INCREASE IN NET ASSETS FROM
OPERATIONS ....................................................         $ 129,397,290          $  25,055,434          $  18,184,318
                                                                        =============          =============          =============

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF OPERATIONS
(continued)                                      Alliance Institutional Reserves
================================================================================
                                                         TRUST       TREASURY
                                                       PORTFOLIO     PORTFOLIO
                                                      ===========   ===========
INVESTMENT INCOME
    Interest ......................................   $30,781,692   $ 8,720,856
                                                      -----------   -----------
EXPENSES
    Advisory fee (Note B) .........................     2,096,914       279,720
    Distribution fee - Class B ....................            -0-        9,286
    Distribution fee - Class C ....................            -0-      318,331
    Custodian .....................................       103,318        83,927
    Registration ..................................        86,658        35,649
    Audit and legal ...............................        13,031         3,185
    Printing ......................................        13,263           854
    Transfer agency ...............................        11,471        11,163
    Directors' fees ...............................         2,600         2,600
    Miscellaneous .................................         2,651         1,984
                                                      -----------   -----------
    Total expenses ................................     2,329,906       746,699
    Less: expense reimbursement ...................            -0-     (139,362)
                                                      -----------   -----------
    Net expenses ..................................     2,329,906       607,337
                                                      -----------   -----------
    Net investment income .........................    28,451,786     8,113,519
REALIZED GAIN ON INVESTMENTS
    Net realized gain on investment transactions ..             8         1,087
                                                      -----------   -----------
NET INCREASE IN NET ASSETS FROM
OPERATIONS ........................................   $28,451,794   $ 8,114,606
                                                      ===========   ===========

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS               Alliance Institutional Reserves
================================================================================

                                                            PRIME PORTFOLIO                          GOVERNMENT PORTFOLIO
                                                  =====================================      ======================================
                                                  Six Months Ended                           Six Months Ended
                                                  October 31, 2000        Year Ended         October 31, 2000         Year Ended
                                                    (unaudited)         April 30, 2000          (unaudited)         April 30, 2000
                                                  ================      ===============      ================       ===============
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
    Net investment income ..................      $   129,384,376       $   177,969,048       $    25,054,467       $    35,630,985
    Net realized gain (loss) on
       investment transactions .............               12,914                29,650                   967                (6,628)
                                                  ---------------       ---------------       ---------------       ---------------
    Net increase in net assets from
       operations ..........................          129,397,290           177,998,698            25,055,434            35,624,357
DIVIDENDS TO SHAREHOLDERS
FROM:
    Net investment income
       Class A .............................          (69,478,114)         (101,483,436)          (14,140,080)          (23,500,642)
       Class B .............................          (55,101,791)          (73,168,580)          (10,101,553)          (11,472,793)
       Class C .............................           (4,804,471)           (3,317,032)             (812,835)             (657,550)
CAPITAL STOCK TRANSACTIONS
    Net increase ...........................          826,196,667         1,569,646,842           216,669,234           121,768,887
                                                  ---------------       ---------------       ---------------       ---------------
    Total increase .........................          826,209,581         1,569,676,492           216,670,200           121,762,259
NET ASSETS
    Beginning of period ....................        3,814,941,160         2,245,264,668           655,457,224           533,694,965
                                                  ---------------       ---------------       ---------------       ---------------
    End of period ..........................      $ 4,641,150,741       $ 3,814,941,160       $   872,127,424       $   655,457,224
                                                  ===============       ===============       ===============       ===============

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(continued)                                      Alliance Institutional Reserves
================================================================================

                                                           TAX-FREE PORTFOLIO                          TRUST PORTFOLIO
                                                  =====================================      ======================================
                                                  Six Months Ended                           Six Months Ended
                                                  October 31, 2000        Year Ended         October 31, 2000         Year Ended
                                                    (unaudited)         April 30, 2000          (unaudited)         April 30, 2000
                                                  ================      ===============      ================       ===============
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
    Net investment income ..................      $    18,184,318       $    19,845,469       $    28,451,786       $    38,618,840
    Net realized gain on
       investment transactions .............                   -0-                   -0-                    8                 8,395
                                                  ---------------       ---------------       ---------------       ---------------
    Net increase in net assets from
       operations ..........................           18,184,318            19,845,469            28,451,794            38,627,235
DIVIDENDS TO SHAREHOLDERS
FROM:
    Net investment income
       Class A .............................           (7,017,496)           (9,112,022)          (28,451,786)          (38,618,840)
       Class B .............................           (9,380,585)           (9,775,850)                   -0-                   -0-
       Class C .............................           (1,786,237)             (957,597)                   -0-                   -0-
CAPITAL STOCK TRANSACTIONS
    Net increase ...........................          245,335,926           380,308,933           224,393,125            44,255,845
                                                  ---------------       ---------------       ---------------       ---------------
    Total increase .........................          245,335,926           380,308,933           224,393,133            44,264,240
NET ASSETS
    Beginning of period ....................          831,278,665           450,969,732           839,293,810           795,029,570
                                                  ---------------       ---------------       ---------------       ---------------
    End of period ..........................      $ 1,076,614,591       $   831,278,665       $ 1,063,686,943       $   839,293,810
                                                  ===============       ===============       ===============       ===============

--------------------------------------------------------------------------------
See notes to financial statements.

                                                 Alliance Institutional Reserves
================================================================================

                                                                                                     TREASURY PORTFOLIO
                                                                                         ==========================================
                                                                                         Six Months Ended
                                                                                         October 31, 2000              Year Ended
                                                                                            (unaudited)              April 30, 2000
                                                                                         ================            ==============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income ....................................................             $   8,113,519              $  12,360,663
    Net realized gain on investment transactions .............................                     1,087                      6,649
                                                                                           -------------              -------------
    Net increase in net assets from operations ...............................                 8,114,606                 12,367,312
DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income
       Class A ...............................................................                  (198,628)                  (179,288)
       Class B ...............................................................                  (544,895)                (3,325,008)
       Class C ...............................................................                (7,369,996)                (8,856,367)
CAPITAL STOCK TRANSACTIONS
    Net increase (decrease) ..................................................              (153,290,175)               387,134,645
                                                                                           -------------              -------------
    Total increase (decrease) ................................................              (153,289,088)               387,141,294
NET ASSETS
    Beginning of period ......................................................               439,173,631                 52,032,337
                                                                                           -------------              -------------
    End of period ............................................................             $ 285,884,543              $ 439,173,631
                                                                                           =============              =============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2000 (unaudited)                     Alliance Institutional Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Institutional Reserves, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of five Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio, Trust Portfolio and Treasury Portfolio. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. The Prime, Government, Treasury and Tax-Free Portfolios offer all three classes of shares. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Valuation of Securities

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost. Amortization of premium is charged to income. Accretion of market discount on tax-exempt securities is credited to unrealized gain.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

4. Dividends

The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid by Tax-Free Portfolio from net investment income for the six months ended October 31, 2000 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Repurchase Agreements

It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at the annual rate of
 .20% of average daily net assets for the Prime, Government, Tax-Free and Treasury Portfolios and .45% of average daily net assets for the Trust Portfolio. For the six months ended October 31, 2000, the Adviser has agreed to reimburse each of the Portfolios to the extent necessary to limit total operating expenses on an annual basis to a certain limit (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses). For the six months ended October 31, 2000, reimbursement was $492,270, $238,398, $226,902 and $139,362 for the Prime, Government, Tax-Free and Treasury Portfolios, respectively.

Each Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free, Trust and Treasury Portfolios was $9,000 per Portfolio, for the six months ended October 31, 2000.

For the six months ended October 31, 2000, the Fund's expenses were reduced by $1,873, $710, $301, $576 and $579 for the Prime, Government, Tax-Free, Trust and Treasury Portfolios, respectively, under an expense offset arrangement with Alliance Fund Services, Inc.

                                                 Alliance Institutional Reserves
================================================================================

NOTE C: Distribution Agreement

The Fund has adopted a Distribution Agreement (the "Agreement") which includes for each Portfolio except the Trust Portfolio, a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of .10 of 1% of the aggregate average daily net assets attributable to Class B shares of the Prime, Government, Tax-Free and Treasury Portfolios and .25 of 1% of the aggregate average daily net assets attributable to Class C shares of the Prime, Government, Tax-Free and Treasury Portfolios. There are no distribution and servicing fees on the Class A shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At October 31, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all Portfolios. At October 31, 2000, the Treasury Portfolio had accumulated undistributed net realized gains of $5,393. For federal income tax purposes, the Prime Portfolio had a capital loss carryforward available to offset future gains at April 30, 2000 of $107,159, of which $41,405 expires in 2003, $40,007 in 2004 and $25,747 in the year 2005; the Government Portfolio had a capital loss carryforward of $131,144, of which $8,540 expires in 2001, $51,091 in 2002, $23,230 in 2003,
$30,512 in 2004, $16,002 in the year 2005 and $1,769 in the year 2008; the
Tax-Free Portfolio had a capital loss carryforward of $83,495, of which $6,170 expires in 2002, $76,925 in 2004, and $400 in 2005; the Trust Portfolio had a capital loss carryforward of $31,369, of which $29,118 expires in 2004, and $2,251 in the year 2005.

At April 30, 2000 the Government Portfolio had deferred capital losses occurring subsequent to October 31, 1999 of $5,644. For tax purposes, such losses will be reflected in the year ending April 30, 2001.

--------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 80,000,000,000 shares authorized. The Board of Directors on December 6, 1999 approved the reduction of the par value of each share of common stock from $.01 to $.0005. At October 31, 2000, capital paid-in aggregated $4,641,244,986 on Prime Portfolio, $872,263,246 on Government Portfolio, $1,076,698,086 on Tax-Free Portfolio, $1,063,718,304 on Trust Portfolio and $285,879,151 on Treasury Portfolio. Transactions, all at $1.00 per share, were as follows:

                                                                                                    Prime Portfolio
                                                                                     ==============================================
                                                                                     Six Months Ended                 Year Ended
                                                                                     October 31, 2000                  April 30,
                                                                                        (unaudited)                      2000
                                                                                     ================               ===============
Class A
Shares sold ............................................................                8,841,243,801                17,432,935,021
Shares issued on reinvestments of dividends ............................                   69,478,114                   101,483,436
Shares redeemed ........................................................               (8,282,244,595)              (17,416,989,217)
                                                                                      ---------------               ---------------
Net increase ...........................................................                  628,477,320                   117,429,240
                                                                                      ===============               ===============

NOTES TO FINANCIAL STATEMENTS (continued)        Alliance Institutional Reserves
================================================================================

                                                                                                     Prime Portfolio
                                                                                     ==============================================
                                                                                     Six Months Ended                Year Ended
                                                                                     October 31, 2000                 April 30,
                                                                                        (unaudited)                      2000
                                                                                     ================               ===============
Class B
Shares sold ............................................................                4,626,268,556                11,185,317,273
Shares issued on reinvestments of dividends ............................                   55,101,791                    73,168,580
Shares redeemed ........................................................               (4,519,780,598)               (9,923,263,140)
                                                                                      ---------------               ---------------
Net increase ...........................................................                  161,589,749                 1,335,222,713
                                                                                      ===============               ===============

                                                                                     Six Months Ended                Year Ended
                                                                                     October 31, 2000                 April 30,
                                                                                        (unaudited)                      2000
                                                                                     ================               ===============
Class C
Shares sold ............................................................                  204,163,600                   342,712,572
Shares issued on reinvestments of dividends ............................                    4,804,471                     3,317,032
Shares redeemed ........................................................                 (172,838,473)                 (229,034,715)
                                                                                      ---------------               ---------------
Net increase ...........................................................                   36,129,598                   116,994,889
                                                                                      ===============               ===============

                                                                                                  Government Portfolio
                                                                                     ==============================================
                                                                                     Six Months Ended                Year Ended
                                                                                     October 31, 2000                 April 30,
                                                                                        (unaudited)                      2000
                                                                                     ================               ===============
Class A
Shares sold ............................................................                1,964,266,672                 3,762,833,361
Shares issued on reinvestments of dividends ............................                   14,140,080                    23,500,642
Shares redeemed ........................................................               (1,986,518,257)               (3,738,467,442)
                                                                                      ---------------               ---------------
Net increase (decrease) ................................................                   (8,111,505)                   47,866,561
                                                                                      ===============               ===============

                                                                                     Six Months Ended                Year Ended
                                                                                     October 31, 2000                 April 30,
                                                                                        (unaudited)                      2000
                                                                                     ================               ===============
Class B
Shares sold ............................................................                1,022,582,791                 1,412,214,581
Shares issued on reinvestments of dividends ............................                   10,101,553                    11,472,793
Shares redeemed ........................................................                 (830,306,828)               (1,362,097,417)
                                                                                      ---------------               ---------------
Net increase ...........................................................                  202,377,516                    61,589,957
                                                                                      ===============               ===============

                                                                                     Six Months Ended                Year Ended
                                                                                     October 31, 2000                 April 30,
                                                                                        (unaudited)                      2000
                                                                                     ================               ===============
Class C
Shares sold ............................................................                   87,783,491                    63,951,836
Shares issued on reinvestments of dividends ............................                      812,835                       657,550
Shares redeemed ........................................................                  (66,193,103)                  (52,297,017)
                                                                                      ---------------               ---------------
Net increase ...........................................................                   22,403,223                    12,312,369
                                                                                      ===============               ===============

                                                 Alliance Institutional Reserves
================================================================================

                                                                                                   Tax-Free Portfolio
                                                                                      =============================================
                                                                                      Six Months Ended                Year Ended
                                                                                      October 31, 2000                 April 30,
                                                                                         (unaudited)                      2000
                                                                                      ================               ==============
Class A
Shares sold ..............................................................                 736,368,332                1,542,876,825
Shares issued on reinvestments of dividends ..............................                   7,017,496                    9,112,022
Shares redeemed ..........................................................                (872,863,876)              (1,401,140,709)
                                                                                        --------------               --------------
Net increase (decrease) ..................................................                (129,478,048)                 150,848,138
                                                                                        ==============               ==============

                                                                                      Six Months Ended                Year Ended
                                                                                      October 31, 2000                 April 30,
                                                                                         (unaudited)                      2000
                                                                                      ================               ==============
Class B
Shares sold ..............................................................                 673,927,318                  966,284,862
Shares issued on reinvestments of dividends ..............................                   9,380,585                    9,775,850
Shares redeemed ..........................................................                (495,174,493)                (793,467,000)
                                                                                        --------------               --------------
Net increase .............................................................                 188,133,410                  182,593,712
                                                                                        ==============               ==============

                                                                                      Six Months Ended                Year Ended
                                                                                      October 31, 2000                 April 30,
                                                                                         (unaudited)                      2000
                                                                                      ================               ==============
Class C
Shares sold ..............................................................                 312,735,064                  206,824,311
Shares issued on reinvestments of dividends ..............................                   1,786,237                      957,597
Shares redeemed ..........................................................                (127,840,737)                (160,914,825)
                                                                                        --------------               --------------
Net increase .............................................................                 186,680,564                   46,867,083
                                                                                        ==============               ==============

                                                                                                     Trust Portfolio
                                                                                      =============================================
                                                                                      Six Months Ended                Year Ended
                                                                                      October 31, 2000                 April 30,
                                                                                         (unaudited)                      2000
                                                                                      ================               ==============
Class A
Shares sold ..............................................................               1,485,986,992                3,025,202,725

Shares issued on reinvestments of dividends ..............................                  28,451,786                   38,618,840
Shares redeemed ..........................................................              (1,290,045,653)              (3,019,565,720)
                                                                                        --------------               --------------
Net increase .............................................................                 224,393,125                   44,255,845
                                                                                        ==============               ==============

                                                                                                   Treasury Portfolio
                                                                                      =============================================
                                                                                      Six Months Ended                Year Ended
                                                                                      October 31, 2000                 April 30,
                                                                                         (unaudited)                      2000
                                                                                      ================               ==============
Class A
Shares sold ..............................................................                  14,611,300                    7,883,277
Shares issued on reinvestments of dividends ..............................                     198,628                      179,288
Shares redeemed ..........................................................                 (13,340,304)                  (8,236,056)
                                                                                        --------------               --------------
Net increase (decrease) ..................................................                   1,469,624                     (173,491)
                                                                                        ==============               ==============

NOTES TO FINANCIAL STATEMENTS (continued)        Alliance Institutional Reserves
================================================================================

                                                                                                    Treasury Portfolio
                                                                                      =============================================
                                                                                      Six Months Ended                Year Ended
                                                                                      October 31, 2000                 April 30,
                                                                                         (unaudited)                      2000
                                                                                      ================               ==============
Class B
Shares sold ..............................................................                 104,694,098                  134,376,295
Shares issued on reinvestments of dividends ..............................                     544,895                    3,325,008
Shares redeemed ..........................................................                (181,318,875)                 (67,223,121)
                                                                                        --------------               --------------
Net increase (decrease) ..................................................                 (76,079,882)                  70,478,182
                                                                                        ==============               ==============

                                                                                      Six Months Ended                Year Ended
                                                                                      October 31, 2000                 April 30,
                                                                                         (unaudited)                      2000
                                                                                      ================               ==============
Class C
Shares sold ..............................................................                 583,782,556                1,668,329,779
Shares issued on reinvestments of dividends ..............................                   7,369,996                    8,856,367
Shares redeemed ..........................................................                (669,832,469)              (1,360,356,192)
                                                                                        --------------               --------------
Net increase (decrease) ..................................................                 (78,679,917)                 316,829,954
                                                                                        ==============               ==============

FINANCIAL HIGHLIGHTS                             Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              Prime Portfolio
                                          ==========================================================================================
                                                                                  CLASS A
                                          ==========================================================================================
                                          Six Months
                                            Ended
                                          October 31,                                Year Ended April 30,
                                             2000           =======================================================================
                                          (unaudited)          2000           1999           1998           1997           1996
                                          ===========       ===========    ===========    ===========    ===========    ===========
Net asset value, beginning of period ..   $      1.00       $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                          -----------       -----------    -----------    -----------    -----------    -----------
Income From Investment Operations
Net investment income (a) .............         .0323             .0540          .0518          .0552          .0530          .0560
                                          -----------       -----------    -----------    -----------    -----------    -----------
Less: Dividends
Dividends from net investment income ..        (.0323)           (.0540)        (.0518)        (.0552)        (.0530)        (.0560)
                                          -----------       -----------    -----------    -----------    -----------    -----------
Net asset value, end of period ........   $      1.00       $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                          ===========       ===========    ===========    ===========    ===========    ===========
Total Return
Total investment return based on net
    asset value (b) ...................          3.23%             5.54%          5.31%          5.68%          5.44%          5.76%
Ratios/Supplemental Data
Net assets, end of period (in millions)   $     2,417       $     1,788    $     1,671    $     1,765    $       867    $       493
Ratios to average net assets of:
    Expenses, net of waivers and
      reimbursements ..................           .20%(c)           .20%           .20%           .20%           .20%           .20%
    Expenses, before waivers and
      reimbursements ..................           .22%(c)           .24%           .24%           .24%           .29%           .32%
    Net investment income (a) .........          6.41%(c)          5.39%          5.16%          5.52%          5.31%          5.54%

                                                                                              Prime Portfolio
                                                                             ==================================================
                                                                                                  CLASS B
                                                                             ==================================================
                                                                             Six Months                             August 14,
                                                                               Ended                Year              1998(d)
                                                                             October 31,            Ended               to
                                                                                2000               April 30,         April 30,
                                                                             (unaudited)             2000              1999
                                                                             ===========          ===========       ===========
Net asset value, beginning of period ...................................     $      1.00          $      1.00       $      1.00
                                                                             -----------          -----------       -----------
Income From Investment Operations
Net investment income (a) ..............................................           .0318                .0530             .0358
                                                                             -----------          -----------       -----------
Less: Dividends
Dividends from net investment income ...................................          (.0318)              (.0530)           (.0358)
                                                                             -----------          -----------       -----------
Net asset value, end of period .........................................     $      1.00          $      1.00       $      1.00
                                                                             ===========          ===========       ===========
Total Return
Total investment return based on net asset value (b) ...................            3.18%                5.44%             3.65%
Ratios/Supplemental Data
Net assets, end of period (in millions) ................................     $     2,033          $     1,871       $       536
Ratios to average net assets of:
    Expenses, net of waivers and reimbursements ........................             .30%(c)              .30%              .30%(c)
    Expenses, before waivers and reimbursements ........................             .32%(c)              .34%              .36%(c)
    Net investment income (a) ..........................................            6.30%(c)             5.44%             4.82%(c)

--------------------------------------------------------------------------------

See footnote summary on page 39.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                              Prime Portfolio
                                                                             ==================================================
                                                                                                  CLASS C
                                                                             ==================================================
                                                                             Six Months                             August 14,
                                                                               Ended                Year              1998(d)
                                                                             October 31,            Ended               to
                                                                                2000               April 30,         April 30,
                                                                             (unaudited)             2000              1999
                                                                             ===========          ===========       ===========
Net asset value, beginning of period ......................................   $    1.00             $    1.00         $    1.00
                                                                              ---------             ---------         ---------
Income From Investment Operations
Net investment income (a) .................................................       .0310                 .0515             .0392
                                                                              ---------             ---------         ---------
Less: Dividends
Dividends from net investment income ......................................      (.0310)               (.0515)           (.0392)
                                                                              ---------             ---------         ---------
Net asset value, end of period ............................................   $    1.00             $    1.00         $    1.00
                                                                              =========             =========         =========
Total Return
Total investment return based on net asset value (b) ......................        3.10%                 5.28%             3.86%
Ratios/Supplemental Data
Net assets, end of period (in millions) ...................................   $     191             $     155         $      38
Ratios to average net assets of:
    Expenses, net of waivers and reimbursements ...........................         .45%(c)               .45%              .45%(c)
    Expenses, before waivers and reimbursements ...........................         .47%(c)               .50%              .51%(c)
    Net investment income (a) .............................................        6.16%(c)              5.29%             4.70%(c)

--------------------------------------------------------------------------------

See footnote summary on page 39.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               Government Portfolio
                                               =====================================================================================
                                                                                      CLASS A
                                               =====================================================================================
                                               Six Months
                                                  Ended
                                                October 31,                                Year Ended April 30,
                                                   2000           ==================================================================
                                               (unaudited)          2000         1999          1998          1997          1996
                                               ===========       =========     =========     =========     =========     =========
Net asset value, beginning of period ........   $    1.00        $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                ---------        ---------     ---------     ---------     ---------     ---------
Income From Investment Operations
Net investment income (a) ...................       .0317            .0527         .0505         .0543         .0519         .0552
                                                ---------        ---------     ---------     ---------     ---------     ---------
Less: Dividends
Dividends from net investment income ........      (.0317)          (.0527)       (.0505)       (.0543)       (.0519)       (.0552)
                                                ---------        ---------     ---------     ---------     ---------     ---------
Net asset value, end of period ..............   $    1.00        $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                =========        =========     =========     =========     =========     =========
Total Return
Total investment return based on net
    asset value (b) .........................        3.17%            5.40%         5.18%         5.58%         5.33%         5.67%
Ratios/Supplemental Data
Net assets, end of period (in millions) .....   $     434        $     442     $     394     $     275     $     327     $     151
Ratios to average net assets of:
    Expenses, net of waivers and
      reimbursements ........................         .20%(c)          .20%          .20%          .20%          .20%          .20%
    Expenses, before waivers and
      reimbursements ........................         .26%(c)          .27%          .29%          .28%          .35%          .36%
    Net investment income (a) ...............        6.29%(c)         5.30%         5.01%         5.43%         5.22%         5.50%

                                                                                           Government Portfolio
                                                                             ==================================================
                                                                                                  CLASS B
                                                                             ==================================================
                                                                             Six Months                             August 14,
                                                                               Ended                Year              1998(d)
                                                                             October 31,            Ended               to
                                                                                2000               April 30,         April 30,
                                                                             (unaudited)             2000              1999
                                                                             ===========          ===========       ===========
Net asset value, beginning of period ......................................   $    1.00            $    1.00         $    1.00
                                                                              ---------            ---------         ---------
Income From Investment Operations
Net investment income (a) .................................................       .0313                .0516             .0361
                                                                              ---------            ---------         ---------
Less: Dividends
Dividends from net investment income ......................................      (.0313)              (.0516)           (.0361)
                                                                              ---------            ---------         ---------
Net asset value, end of period ............................................   $    1.00            $    1.00         $    1.00
                                                                              =========            =========         =========
Total Return
Total investment return based on net asset value (b) ......................        3.13%                5.29%             3.68%
Ratios/Supplemental Data
Net assets, end of period (in millions) ...................................   $     400            $     198         $     136
Ratios to average net assets of:
    Expenses, net of waivers and reimbursements ...........................         .30%(c)              .30%              .30%(c)
    Expenses, before waivers and reimbursements ...........................         .36%(c)              .37%              .41%(c)
    Net investment income (a) .............................................        6.22%(c)             5.19%             4.73%(c)

--------------------------------------------------------------------------------

See footnote summary on page 39.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                            Government Portfolio
                                                                             ==================================================
                                                                                                  CLASS C
                                                                             ==================================================
                                                                             Six Months                             August 14,
                                                                               Ended                Year              1998(d)
                                                                             October 31,            Ended               to
                                                                                2000               April 30,         April 30,
                                                                             (unaudited)             2000              1999
                                                                             ===========          ===========       ===========
Net asset value, beginning of period ....................................      $   1.00             $   1.00          $   1.00
                                                                               --------             --------          --------
Income From Investment Operations
Net investment income (a) ...............................................         .0306                .0502             .0243
                                                                               --------             --------          --------
Less: Dividends
Dividends from net investment income ....................................        (.0306)              (.0502)           (.0243)
                                                                               --------             --------          --------
Net asset value, end of period ..........................................      $   1.00             $   1.00          $   1.00
                                                                               ========             ========          ========
Total Return
Total investment return based on net asset value (b) ....................          3.06%                5.14%             2.46%
Ratios/Supplemental Data
Net assets, end of period (in millions) .................................      $     38             $     16          $      3
Ratios to average net assets of:
    Expenses, net of waivers and reimbursements .........................           .45%(c)              .45%              .45%(c)
    Expenses, before waivers and reimbursements .........................           .51%(c)              .52%              .56%(c)
    Net investment income (a) ...........................................          6.08%(c)             5.11%             4.55%(c)


--------------------------------------------------------------------------------

See footnote summary on page 39.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                Tax-Free Portfolio
                                               =====================================================================================
                                                                                      CLASS A
                                               =====================================================================================
                                               Six Months
                                                  Ended
                                                October 31,                                Year Ended April 30,
                                                   2000           ==================================================================
                                               (unaudited)          2000         1999          1998          1997          1996
                                               ===========       =========     =========     =========     =========     =========
Net asset value, beginning of period ........   $    1.00        $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                ---------        ---------     ---------     ---------     ---------     ---------
Income From Investment Operations
Net investment income (a) ...................       .0215            .0342         .0321         .0363         .0347         .0372
                                                ---------        ---------     ---------     ---------     ---------     ---------
Less: Dividends
Dividends from net investment income ........      (.0215)          (.0342)       (.0321)       (.0363)       (.0347)       (.0372)
                                                ---------        ---------     ---------     ---------     ---------     ---------
Net asset value, end of period ..............   $    1.00        $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                =========        =========     =========     =========     =========     =========
Total Return
Total investment return based on
    net asset value (b) .....................        2.15%            3.47%         3.26%         3.70%         3.53%         3.79%
Ratios/Supplemental Data
Net assets, end of period (in millions) .....   $     277        $     407     $     256     $     294     $     183     $     184
Ratios to average net assets of:
    Expenses, net of waivers and
      reimbursements ........................         .20%(c)          .20%          .20%          .20%          .20%          .20%
    Expenses, before waivers and
      reimbursements ........................         .25%(c)          .28%          .28%          .28%          .33%          .48%
    Net investment income (a) ...............        4.27%(c)         3.45%         3.22%         3.61%         3.46%         3.73%

                                                                                             Tax-Free Portfolio
                                                                             ==================================================
                                                                                                  CLASS B
                                                                             ==================================================
                                                                             Six Months                             August 14,
                                                                               Ended                Year              1998(d)
                                                                             October 31,            Ended               to
                                                                                2000               April 30,         April 30,
                                                                             (unaudited)             2000              1999
                                                                             ===========          ===========       ===========
Net asset value, beginning of period ....................................     $    1.00            $    1.00         $    1.00
                                                                              ---------            ---------         ---------
Income From Investment Operations
Net investment income (a) ...............................................         .0207                .0333             .0210
                                                                              ---------            ---------         ---------
Less: Dividends
Dividends from net investment income ....................................        (.0207)              (.0333)           (.0210)
                                                                              ---------            ---------         ---------
Net asset value, end of period ..........................................     $    1.00            $    1.00         $    1.00
                                                                              =========            =========         =========
Total Return
Total investment return based on net asset value (b) ....................          2.07%                3.37%             2.13%
Ratios/Supplemental Data
Net assets, end of period (in millions) .................................     $     563            $     375         $     193
Ratios to average net assets of:
    Expenses, net of waivers and reimbursements .........................           .30%(c)              .30%              .30%(c)
    Expenses, before waivers and reimbursements .........................           .35%(c)              .37%              .42%(c)
    Net investment income (a) ...........................................          4.11%(c)             3.37%             2.88%(c)

--------------------------------------------------------------------------------

See footnote summary on page 39.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                            Tax-Free Portfolio
                                                                             ==================================================
                                                                                                  CLASS C
                                                                             ==================================================
                                                                             Six Months                             August 14,
                                                                               Ended                Year              1998(d)
                                                                             October 31,            Ended               to
                                                                                2000               April 30,         April 30,
                                                                             (unaudited)             2000              1999
                                                                             ===========          ===========       ===========
Net asset value, beginning of period .....................................    $    1.00            $    1.00         $    1.00
                                                                              ---------            ---------         ---------
Income From Investment Operations
Net investment income (a) ................................................        .0198                .0318             .0184
                                                                              ---------            ---------         ---------
Less: Dividends
Dividends from net investment income .....................................       (.0198)              (.0318)           (.0184)
                                                                              ---------            ---------         ---------
Net asset value, end of period ...........................................    $    1.00            $    1.00         $    1.00
                                                                              =========            =========         =========
Total Return
Total investment return based on net asset value (b) .....................         1.98%                3.22%             1.70%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..................................    $     236            $      49         $       2
Ratios to average net assets of:
    Expenses, net of waivers and reimbursements ..........................          .45%(c)              .45%              .45%(c)
    Expenses, before waivers and reimbursements ..........................          .50%(c)              .51%              .57%(c)
    Net investment income (a) ............................................         3.93%(c)             3.23%             2.69%(c)

--------------------------------------------------------------------------------

See footnote summary on page 39.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                Trust Portfolio
                                          ======================================================================================
                                                                                    CLASS A
                                          ======================================================================================
                                           Six Months
                                             Ended
                                           October 31,                                Year Ended April 30,
                                             2000        =======================================================================
                                          (unaudited)      2000            1999            1998           1997            1996
                                          ===========    =========       =========       =========      =========      =========
Net asset value, beginning of period ..   $    1.00      $    1.00       $    1.00       $    1.00      $    1.00      $    1.00
                                          ---------      ---------       ---------       ---------      ---------      ---------
Income From Investment Operations
Net investment income .................       .0308          .0511(a)        .0489(a)        .0523(a)       .0492(a)       .0527(a)
                                          ---------      ---------       ---------       ---------      ---------      ---------
Less: Dividends
Dividends from net investment income ..      (.0308)        (.0511)         (.0489)         (.0523)        (.0492)        (.0527)
                                          ---------      ---------       ---------       ---------      ---------      ---------
Net asset value, end of period ........   $    1.00      $    1.00       $    1.00       $    1.00      $    1.00      $    1.00
                                          =========      =========       =========       =========      =========      =========
Total Return
Total investment return based on net
    asset value (b) ...................        3.08%          5.23%           5.01%           5.37%          5.04%          5.41%
Ratios/Supplemental Data
Net assets, end of period (in millions)   $   1,063      $     839       $     795       $     391      $     176      $     170
Ratios to average net assets of:
    Expenses, net of waivers and
      reimbursements ..................         .50%(c)        .50%            .50%            .49%           .50%           .50%
    Expenses, before waivers and
      reimbursements ..................         .50%(c)        .52%            .55%            .54%           .57%           .60%
    Net investment income .............        6.11%(c)       5.13%(a)        4.85%(a)        5.23%(a)       4.93%(a)       5.28%(a)

--------------------------------------------------------------------------------

See footnote summary on page 39.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                                 Treasury Portfolio
                                                                                  ==============================================
                                                                                                      CLASS A
                                                                                  ==============================================
                                                                                  Six Months                          August 14,
                                                                                     Ended              Year           1998(d)
                                                                                  October 31,           Ended             to
                                                                                     2000              April 30,       April 30,
                                                                                  (unaudited)            2000            1999
                                                                                  ==========           ========       ==========
Net asset value, beginning of period .........................................      $   1.00           $   1.00        $   1.00
                                                                                    --------           --------        --------
Income From Investment Operations
Net investment income (a) ....................................................         .0309              .0504           .0401
                                                                                    --------           --------        --------
Less: Dividends
Dividends from net investment income .........................................        (.0309)            (.0504)         (.0401)
                                                                                    --------           --------        --------
Net asset value, end of period ...............................................      $   1.00           $   1.00        $   1.00
                                                                                    ========           ========        ========
Total Return
Total investment return based on net asset value (b) .........................          3.09%              5.15%           4.09%
Net assets, end of period (in millions) ......................................      $      5           $      4        $      4
Ratios to average net assets of:
    Expenses, net of waivers and reimbursements ..............................           .20%(c)            .20%            .20%(c)
    Expenses, before waivers and reimbursements ..............................           .31%(c)            .59%           1.42%(c)
    Net investment income (a) ................................................          6.13%(c)           5.03%           4.82%(c)

                                                                                                 Treasury Portfolio
                                                                                  ==============================================
                                                                                                      CLASS B
                                                                                  ==============================================
                                                                                  Six Months                          August 14,
                                                                                     Ended              Year           1998(d)
                                                                                  October 31,           Ended             to
                                                                                     2000              April 30,       April 30,
                                                                                  (unaudited)            2000            1999
                                                                                  ==========           ========       ==========
Net asset value, beginning of period .........................................      $   1.00           $   1.00        $   1.00
                                                                                    --------           --------        --------
Income From Investment Operations
Net investment income (a) ....................................................         .0296              .0494           .0143
                                                                                    --------           --------        --------
Less: Dividends
Dividends from net investment income .........................................        (.0296)            (.0494)         (.0143)
                                                                                    --------           --------        --------
Net asset value, end of period ...............................................      $   1.00           $   1.00        $   1.00
                                                                                    ========           ========        ========
Total Return
Total investment return based on net asset value (b) .........................          2.96%              5.05%           1.44%
Ratios/Supplemental Data
Net assets, end of period (in millions) ......................................      $      9           $     85        $     15
Ratios to average net assets of:
    Expenses, net of waivers and reimbursements ..............................           .30%(c)            .30%            .30%(c)
    Expenses, before waivers and reimbursements ..............................           .40%(c)            .47%           1.08%(c)
    Net investment income (a) ................................................          5.87%(c)           5.04%           4.42%(c)

--------------------------------------------------------------------------------

See footnote summary on page 39.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                                Treasury Portfolio
                                                                                 ==============================================
                                                                                                     CLASS C
                                                                                 ==============================================
                                                                                 Six Months                          August 14,
                                                                                    Ended             Year            1998(d)
                                                                                 October 31,          Ended              to
                                                                                    2000             April 30,        April 30,
                                                                                 (unaudited)           2000             1999
                                                                                 ==========          =========       ==========
Net asset value, beginning of period ......................................      $    1.00           $    1.00        $    1.00
                                                                                 ---------           ---------        ---------
Income From Investment Operations
Net investment income (a) .................................................          .0292               .0479            .0248
                                                                                 ---------           ---------        ---------
Less: Dividends
Dividends from net investment income ......................................         (.0292)             (.0479)          (.0248)
                                                                                 ---------           ---------        ---------
Net asset value, end of period ............................................      $    1.00           $    1.00        $    1.00
                                                                                 =========           =========        =========
Total Return
Total investment return based on net asset value (b) ......................           2.92%               4.89%            2.51%
Ratios/Supplemental Data
Net assets, end of period (in millions) ...................................      $     271           $     350        $      33
Ratios to average net assets of:
    Expenses, net of waivers and reimbursements ...........................            .45%(c)             .45%             .45%(c)
    Expenses, before waivers and reimbursements ...........................            .55%(c)             .56%             .99%(c)
    Net investment income (a) .............................................           5.79%(c)            5.06%            4.27%(c)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d)   Commencement of distribution.

                                                 Alliance Institutional Reserves
================================================================================

Alliance Institutional Reserves, Inc.

1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

BOARD OF DIRECTORS

John D. Carifa, Chairman
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
James M. Hester (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Ronald M. Whitehill, President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Raymond J. Papera, Senior Vice President
William E. Oliver, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
Frances M. Dunn, Vice President
Joseph R. La Spina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

AUDITORS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

TRANSFER AGENT

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

--------------------------------------------------------------------------------

(1)   Member of the audit committee.

      Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

                                                                    INTRESSR1000